As filed with the Securities and Exchange Commission on June 1, 2006

                       Securities Act File No. 333-128235

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                       / / Pre-Effective Amendment No. __
                       /X/ Post-Effective Amendment No. 1
                        (CHECK APPROPRIATE BOX OR BOXES)

                             JOHN HANCOCK FUNDS III
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  617-663-2844
                        (AREA CODE AND TELEPHONE NUMBER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NUMBER, STREET, CITY, STATE, (ZIP CODE)

                                 JOHN J. DANELLO
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
                  (NUMBER AND STREET) (CITY) (STATE) (ZIP CODE)

                                 With copies to:

            MARK P. GOSHKO, ESQ.                       THOMAS R. HILLER, ESQ.
KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP               ROPES & GRAY LLP
             ONE LINCOLN STREET                        ONE INTERNATIONAL PLACE
        BOSTON, MASSACHUSETTS 02111                  BOSTON, MASSACHUSETTS 02110

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
 ------------------------------------------------------------------------------
                 (APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING)

                            ------------------------

                      TITLE OF SECURITIES BEING REGISTERED:
             Class A shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                             JOHN HANCOCK FUNDS III
                             ----------------------

                 Contents of Registration Statement on Form N-14




This Registration Statement consists of the following papers and documents.

         Cover Sheet

         Contents of Registration Statement on Form N-14

         Part A   -        Prospectus / Proxy Statement

         Part B   -        Statement of Additional Information

         Part C   -        Other Information

         Signature Page

         Exhibits

                           COMBINED PROXY STATEMENT OF
                                    GMO TRUST

                            ON BEHALF OF ITS SERIES:

                          GMO SMALL/MID CAP GROWTH FUND
                    GMO INTERNATIONAL DISCIPLINED EQUITY FUND

        (EACH, AN "ACQUIRED FUND" AND COLLECTIVELY, THE "ACQUIRED FUNDS")

                    The address and telephone number of each
                               Acquired Fund is:
                   40 Rowes Wharf, Boston, Massachusetts 02110
                                 (617) 346-7646

                        PROSPECTUS FOR CLASS A SHARES OF
                             JOHN HANCOCK FUNDS III

                            ON BEHALF OF ITS SERIES:

                            GROWTH OPPORTUNITIES FUND
                             INTERNATIONAL CORE FUND

       (EACH, AN "ACQUIRING FUND" AND COLLECTIVELY, THE "ACQUIRING FUNDS")

                    The address and telephone number of each
                               Acquiring Fund is:
                601 Congress Street, Boston, Massachusetts 02210
                                 (617) 663-2844

GMO SMALL/MID CAP GROWTH FUND
GMO INTERNATIONAL DISCIPLINED EQUITY FUND
     each, a series of GMO Trust
(each, referred to as "your Fund" or the "Fund")
40 Rowes Wharf
Boston, Massachusetts 02110

Notice of Special Meeting of Shareholders
Scheduled For June 8, 2006

To the Shareholders of the Funds:

A joint special meeting of shareholders (the "Meeting") for each of the Funds will be held at the offices of Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110, on June 8, 2006, at 9:30 A.M., local time, to consider the following:

     1. With respect to each Fund, a proposal to approve an Agreement. Under the Agreement applicable to your Fund, your Fund will transfer all of its assets to a series of John Hancock Funds III (each an "Acquiring Fund") managed by John Hancock Investment Management Services, LLC and subadvised by Grantham, Mayo, Van Otterloo & Co. LLC in exchange for Class A shares of the corresponding Acquiring Fund. Class A shares of the Acquiring Fund will be distributed to you and the other shareholders of your Fund in redemption of the outstanding shares of your Fund. The Acquiring Fund also will assume your Fund's liabilities on the closing date of the reorganization. The Acquiring Fund is a newly organized mutual fund with no operating history and has a substantially identical investment objective and substantially identical investment policies as your Fund. Following the reorganization, your Fund will then be dissolved. As a result of the reorganization, you will become a shareholder of the Acquiring Fund.

     2.   Any other business that may properly come before the Meeting.

Shareholders of record as of the close of business on June 1, 2006, are entitled to vote at the Meeting and at any postponements or adjournments thereof.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD. IF SHAREHOLDERS DO NOT RETURN THEIR PROXIES IN SUFFICIENT NUMBERS, YOUR FUND MAY BE REQUIRED TO MAKE ADDITIONAL SOLICITATIONS.


                                             By order of the Board of Trustees,



                                             /s/ Donald W. Glazer
                                             Donald W. Glazer
                                             Chairman

June 1, 2006

                           COMBINED PROXY STATEMENT OF
                                    GMO TRUST

                            ON BEHALF OF ITS SERIES:

                          GMO SMALL/MID CAP GROWTH FUND
                    GMO INTERNATIONAL DISCIPLINED EQUITY FUND

        (EACH, AN "ACQUIRED FUND" AND COLLECTIVELY, THE "ACQUIRED FUNDS")

                    The address and telephone number of each
                               Acquired Fund is:
                   40 Rowes Wharf, Boston, Massachusetts 02110
                                 (617) 346-7646

                        PROSPECTUS FOR CLASS A SHARES OF
                             JOHN HANCOCK FUNDS III

                            on behalf of its Series:

                            GROWTH OPPORTUNITIES FUND
                             INTERNATIONAL CORE FUND

       (each, an "Acquiring Fund" and collectively, the "Acquiring Funds")

                    The address and telephone number of each
                               Acquiring Fund is:
                601 Congress Street, Boston, Massachusetts 02210
                                 (617) 663-2844


     SHARES OF THE ACQUIRING FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). THE SEC HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY ACQUIRED FUND OR ACQUIRING FUND (EACH SOMETIMES REFERRED TO HEREIN AS A "FUND") IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     This proxy statement and prospectus (the "Proxy Statement/Prospectus"), dated June 1, 2006, contains information you should know before voting. The following table indicates (a) the corresponding Acquiring Fund shares that each Acquired Fund shareholder would receive if each Agreement is approved, (b) the shareholders entitled to vote on each proposal and (c) the page number of this Proxy Statement/Prospectus on which the discussion regarding each proposal begins. Shareholders of each class of shares of an Acquired Fund will vote together as a single class on each proposal. It is expected that only Class III shares of each Acquired Fund will be outstanding as of the record date of the reorganizations. Although each reorganization is similar in structure, you should read carefully the specific discussion regarding your Acquired Fund's reorganization.

     This Proxy Statement/Prospectus sets forth the information about the Acquiring Fund that a prospective investor ought to know before investing and should be retained for future reference. Additional information about each Acquiring Fund has been filed with the SEC and is available upon oral or written request and without charge. See "Where to Get More Information" below.


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                       ACQUIRED FUND            ACQUIRING FUND            SHAREHOLDERS ENTITLED TO VOTE      PAGE
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
PROPOSAL 1(a)          GMO Small/Mid Cap        Growth Opportunities      GMO Small/Mid Cap Growth Fund             7
                       Growth Fund              Fund                      shareholders
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PROPOSAL 1(b)          GMO International        International Core Fund   GMO International Disciplined            18
                       Disciplined Equity Fund                            Equity Fund shareholders
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

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WHERE TO GET MORE INFORMATION
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
The Acquired Funds' multi-class prospectus, dated June          A copy of the Acquired Funds' multi-class prospectus,
30, 2005, as supplemented August 26, 2005 and                   dated June 30, 2005, as supplemented August 26, 2005  and
September 19, 2005.                                             September 19, 2005 accompanies this Proxy
                                                                Statement/Prospectus and is also available to you free of charge by calling collect 1-617-346-7646. This prospectus, which is also on file with the SEC, is incorporated by reference into this Proxy
                                                                Statement/Prospectus.
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The Acquired Funds' statement of additional information         A copy of the Acquired Funds' statement of additional
dated June 30, 2005, as supplemented August 26, 2005            information dated June 30, 2005, as supplemented
and September 19, 2005.                                         August 26, 2005 and September 19, 2005 and is also available to you free of charge by calling collect 1-617-346-7646. This statement of additional information, which is also on file with the SEC, is incorporated by reference into this Proxy Statement/Prospectus.
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The Acquired Funds' annual report dated February 28,            A copy of the Acquired Funds' annual report accompanies this Proxy
2006.                                                           Statement/Prospectus. The Acquired Funds' annual report is available to you free of charge by calling collect 1-617-346-7646 and is also on file with the SEC. See "Available Information." The financial statements and financial highlights in the report are incorporated by reference into this Proxy Statement/Prospectus.
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The Acquiring Funds' current prospectus dated                   A copy of the Acquiring Funds' current prospectus accompanies this
September 2, 2005.                                              Proxy Statement/Prospectus and is also on file with the SEC. The prospectus is available to you free of charge by calling
                                                                1-800-225-5291. This prospectus is incorporated by reference into this Proxy Statement/Prospectus.
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The Acquiring Funds' statement of additional                    A copy of the Acquiring Funds' statement of additional information
information dated September 2, 2005.                            dated September 2, 2005 accompanies this Proxy Statement/Prospectus and is also available to you free of charge by calling
                                                                1-800-225-5291. The statement of additional information, which is also on file with the SEC, is incorporated by reference into this
                                                                Proxy Statement/Prospectus.
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A statement of additional information for this joint Proxy      A copy of the SAI, dated June 1, 2006 accompanies this
Statement/Prospectus (the "SAI"), dated June 1, 2006. It        Proxy Statement/Prospectus and is also available to you
------------------------------------------------------------------------------------------------------------------------------------

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
contains additional information about the Acquired              free of charge by calling 1-800-225-5291. Also on file with the SEC.
Funds and the Acquiring Funds.                                  The SAI is incorporated by reference into this Proxy
                                                                Statement/Prospectus.
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To ask questions about this Proxy Statement/Prospectus.         Contact your Acquired Fund by calling collect 1-617-346-7646.
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                                                                -4-


TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INTRODUCTION...................................................................6
PROPOSAL 1(a)..................................................................7
PROPOSAL 1(b).................................................................18
TERMS OF EACH AGREEMENT.......................................................29
REASONS FOR THE PROPOSED REORGANIZATIONS......................................30
TAX CONSEQUENCES OF EACH REORGANIZATION.......................................31
CONFLICTS OF INTEREST.........................................................32
VOTING RIGHTS AND REQUIRED VOTE...............................................32
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS..............................33
MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACTS AND THE SUBADVISORY
   AGREEMENTS.................................................................34
DISTRIBUTION CONTRACTS........................................................39
FINANCIAL HIGHLIGHTS..........................................................40
INFORMATION CONCERNING THE MEETING............................................40
OWNERSHIP OF SHARES OF THE FUNDS..............................................41
EXPERTS.......................................................................42
AVAILABLE INFORMATION.........................................................42
EXHIBIT A -- FORM OF AGREEMENT...............................................A-1

INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Funds in connection with the solicitation by the Board of Trustees of the Acquired Funds of proxies to be used at a joint meeting of shareholders of the Acquired Funds (the "Meeting") to be held at the offices of Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110, on June 8, 2006, at 9:30 A.M., local time. The purpose of the Meeting is to consider a proposal to approve an Agreement providing for the reorganization of your Acquired Fund into the corresponding Acquiring Fund (each, a "Reorganization"), a mutual fund that has not yet commenced investment operations.

     This Proxy Statement/Prospectus is being mailed to your Acquired Fund's shareholders on or about June 1, 2006.

The steps of each Reorganization are as follows:

     o Each Acquired Fund will transfer all of its assets to a corresponding Acquiring Fund, and each Acquiring Fund will assume such Acquired Fund's liabilities, on the date on which each Reorganization closes (the "Closing Date").

     o Each Acquiring Fund will issue Class A shares to the corresponding Acquired Fund in amounts equal to the aggregate net asset value of that Acquired Fund's Class III shares. Shareholders of your Acquired Fund will receive Class A shares of the corresponding Acquiring Fund. It is expected that the only shareholders of any Acquired Fund as of the Closing Date will be Class III shareholders. The Class A shares of the Acquiring Fund will be distributed to shareholders in proportion to the relative net asset value of their share holdings as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (the "Valuation Date"). On the Closing Date, each shareholder will hold shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Acquiring Fund that the shareholder held immediately prior to the Reorganization.

     o    Each Acquired Fund will be dissolved after the Closing Date.

     o John Hancock Investment Management Services, LLC ("JHIMS") will act as investment adviser to each Acquiring Fund. The Acquired Funds' current investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"), will act as subadviser to each Acquiring Fund.

     o Each Acquired Fund expects that if, on the Closing Date of a Reorganization, there is net unrealized gain in the assets transferred to the respective Acquiring Fund that, upon being recognized, would be allocable to its C corporation shareholders, then it will make a "deemed sale election" causing it to recognize such net gain, which net gain will be allocated to those shareholders. Otherwise, the Reorganization will be a tax-free transaction, and shareholders will not recognize any gains or losses for federal income tax purposes. See "Tax Consequences of Each Reorganization" on page 31.

     o In recommending each of the Reorganizations, the board of trustees (the "Board" or the "Trustees") of your Acquired Fund has determined that the Reorganization is in the best interests of your Acquired Fund and will not dilute the interests of shareholders of your Acquired Fund. See "Reasons for the Proposed Reorganizations" on page 30.

                        GMO SMALL/MID CAP GROWTH FUND AND
                            GROWTH OPPORTUNITIES FUND

                                  PROPOSAL 1(A)

                              APPROVAL OF AGREEMENT

                                     SUMMARY

     The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated by reference herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement attached as EXHIBIT A, because it contains details that are not in the summary.

     Each Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations and, consequently, the Funds have substantially identical investment policies and risks. In the table below, if a row extends across the entire table, the policy disclosed applies to both your Acquired Fund and the Acquiring Fund.

    COMPARISON OF GMO SMALL/MID CAP GROWTH FUND AND GROWTH OPPORTUNITIES FUND

------------------------------------------------------------------------------------------------------------------------------
                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------
BUSINESS                     A non-diversified series of GMO Trust ("GMO      A non-diversified series of John Hancock Funds
                             Trust"), an open-end investment management       III (the "Trust"), an open-end investment
                             company organized as a Massachusetts business    management company organized as a
                             trust under the laws of The Commonwealth of      Massachusetts business trust under the laws of
                             Massachusetts.                                   The Commonwealth of Massachusetts.
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AS OF             $1.90 million                                    None.  Growth Opportunities Fund was recently
FEBRUARY 28, 2006                                                             created and does not expect to commence
                                                                              investment operations until the Reorganization
                                                                              occurs.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISERS          INVESTMENT ADVISER:                              INVESTMENT ADVISER:
AND PORTFOLIO                Grantham, Mayo, Van Otterloo & Co. LLC           John Hancock Investment Management Services,
MANAGERS                     ("GMO")                                          LLC ("JHIMS")
                                                                              INVESTMENT SUBADVISER:
                                                                              GMO
------------------------------------------------------------------------------------------------------------------------------

                                                                -7-

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                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
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
                             PORTFOLIO MANAGERS:

                             Day-to-day management of each Fund is the responsibility of the U.S. Quantitative Division, which is comprised of investment professionals associated with GMO. The U.S. Quantitative Division's members work collaboratively to manage each Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individual responsible for managing the implementation and monitoring of the overall portfolio management of each Fund is Mr. Sam Wilderman.

                             Sam Wilderman is a director of the U.S. Quantitative Division at GMO. Mr. Wilderman manages or allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the
                             Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

                             Mr. Wilderman has been responsible for overseeing the portfolio management of GMO's U.S. quantitative equity portfolios since 2005. Prior to this position, Mr. Wilderman was responsible for portfolio management of and research for GMO's emerging equity portfolios.

                             The Statement of Additional Information contains additional details about Mr. Wilderman, including information about his compensation, other accounts managed and his ownership of Fund shares, if any.
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INVESTMENT OBJECTIVE         Each Fund seeks long-term capital growth. Each Fund seeks to achieve its objective by outperforming its benchmark; currently, the Russell 2500 Growth Index, which measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell
                             Company.
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PRIMARY INVESTMENTS          Each Fund typically makes equity investments in U.S. companies that issue stocks included in the
                             Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). Under normal circumstances, each Fund invests at least 80% of its assets in small and mid cap companies.
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INVESTMENT STRATEGIES        The managers use proprietary research and quantitative models to identify small and mid cap company stocks they believe have improving fundamentals. From that group the managers then select stocks they believe have growth characteristics and that trade at prices below what the managers believe to be their fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the managers and the models they use may change over time.
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TEMPORARY DEFENSIVE          Each Fund intends to be fully invested and generally will not take temporary defensive positions
STRATEGIES                   through investment in cash and high quality money market instruments.
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DIVERSIFICATION              Each Fund is not diversified within the meaning of the Investment Company Act of 1940, as amended (the
                             "Investment Company Act") and, therefore, may invest in the securities of a relatively small number of issuers.
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                                                                -8-

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                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
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

INDUSTRY CONCENTRATION       The Fund may not concentrate more than 25% of    The Fund may not purchase securities of
                             the value of its total assets in any one         issuers conducting their principal activity in
                             industry.                                        the same industry if, immediately after such
                                                                              purchase, the value of the Fund's investments in such
                                                                              industry would exceed 25% of its total assets taken at
                                                                              market value at the time of such investment. This
                                                                              limitation does not apply to investments in
                                                                              obligations of the U.S. Government or any of its
                                                                              agencies, instrumentalities or authorities.
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RESTRICTED AND ILLIQUID      Each Fund may not invest more than 15% of net assets in illiquid securities. For this purpose,
SECURITIES                   "illiquid securities" may include certain restricted securities under the Federal securities laws
                             (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the
                             15% limit on investment in illiquid securities.

                             Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

                             For as long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15%
                             illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by each Fund's Trustees.
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BORROWING                    Neither Fund may borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5%
                             of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the
                             Investment Company Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.
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LENDING                      Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund's total assets.

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DERIVATIVE INSTRUMENTS       In pursuing its investment objective, each Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.
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SHORT-TERM TRADING           Neither Fund attempts to time the market. However, based on GMO's assessment of market conditions, GMO may trade a Fund's investments more frequently at some times than others, resulting in a higher portfolio turnover rate.
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OTHER INVESTMENT             As described above, the Funds have substantially identical principal investment strategies and

                                                                -9-

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                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
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
POLICIES AND                 policies. In addition, the Funds have substantially identical non-principal investment
RESTRICTIONS                 policies and restrictions. For a more complete discussion of each Fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

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                                                          BUYING, SELLING AND EXCHANGING SHARES
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CLASS A SALES CHARGES AND    N/A                                              The Class A shares of the Growth Opportunities
12b-1 FEES                                                                    Fund you receive in the Reorganization will
                                                                              not be subject to any sales charge.

                                                                              Except as described above, Class A shares are offered
                                                                              with initial sales charges up to 5.00% of the offering
                                                                              price, which may be reduced or waived for large
                                                                              purchases and certain types of investors. Your
                                                                              broker-dealer receives a percentage of these sales
                                                                              charges and fees. In addition, John Hancock Funds,
                                                                              LLC, the Funds' principal distributor, may pay
                                                                              significant compensation out of its own resources to
                                                                              your broker-dealer. These payments are described in
                                                                              the SAI.

                                                                              There are no contingent deferred sales charges, except
                                                                              in certain circumstances when the initial sales charge
                                                                              is waived.

                                                                              Class A shares are subject to distribution and service
                                                                              (12b-1) fees of 0.30% of average daily net assets.

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CLASS III SALES CHARGES      The Fund does not charge a sales charge or pay   N/A
AND 12b-1/SERVICE FEES       a distribution fee under Rule 12b-1.  Class
                             III shares are charged a purchase premium of
                             0.50% of the amount invested and a redemption
                             fee of 0.50% of the amount redeemed. Purchase
                             premiums and redemption fees apply only to
                             cash transactions. In-kind purchase and
                             redemption transactions are not subject to
                             purchase premiums and redemption fees except
                             to the extent those transactions include a
                             cash component. Redemption fees apply to all
                             shares of the Fund regardless of how the
                             shares were acquired (e.g., by direct purchase
                             or by reinvestment of dividends or other
                             distributions). The purchase premiums and/or
                             redemption fees may be waived under certain
                             circumstances. Waivers are not available for
                             purchases and redemptions of Fund shares
                             executed through brokers or agents.

                             Class III shares pay GMO a shareholder service fee of 0.15% of the Fund's average daily net assets for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund

                                                                -10-
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

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                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
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

                             information, access to analysis and
                             explanations of Fund reports, and assistance
                             in maintaining and correcting client-related
                             information.
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT AND               GMO Small/Mid Cap Growth Fund pays GMO a         Growth Opportunities Fund will pay JHIMS a
OTHER FEES                   management fee at an annual rate of 0.33% of     management fee equal to 0.80% of the Fund's
                             the Fund's average daily net assets.             average daily net assets. The management fees paid to
                                                                              JHIMS are subject to a breakpoint
                             GMO has contractually agreed  to reimburse the   schedule under which the annual management fee
                             Fund for Fund expenses through at least June 9,  will decrease as the aggregated assets
                             2006 to the extent the Fund's total annual       (described below) increase and meet certain
                             operating expenses exceed 0.33% of the Fund's    set breakpoints. The net assets of certain
                             average daily net assets. The following          other John Hancock accounts managed by GMO
                             expenses are specifically excluded from          under a similar strategy will be aggregated
                             GMO's reimbursement obligation: shareholder      with the assets of Growth Opportunities Fund
                             service fees, expenses indirectly incurred by    for purposes of determining the management fee
                             investment in other series of the GMO Trust,     when applying the following breakpoint
                             and expenses for legal services not              schedule: 0.80% for aggregate assets under management
                             procured or provided by GMO for the GMO Trust,   up to and including $500 million,
                             compensation fees and expenses of the GMO        0.78% for aggregate assets under management in
                             Trust's Chief Compliance Officer (excluding      excess of $500 million and up to and including
                             any employee benefits), brokerage commissions    $1 billion, 0.77% for aggregate assets under
                             and other investment-related costs, hedging      management in excess of $1 billion and up to
                             transaction fees, extraordinary, non-recurring   including $2.5 billion, and a final rate
                             and other unusual expenses (including taxes),    of 0.76% for aggregate assets under management in
                             securities lending fees and expenses, interest   excess of $2.5 billion.
                             expense and transfer taxes.

                                                                              The management fee of 0.80% listed above
                             For the period ended February 28, 2006, the      represents the applicable rate on the Growth
                             Fund's annualized operating expenses for Class   Opportunities Fund's breakpoint schedule,
                             III shares, after giving effect to the expense   and the actual rate that will be charged may
                             limitation, were 0.48%, and without giving       vary based on that schedule.
                             effect to the expense limitation, were 5.93% of
                             the Fund's average daily net assets.             JHIMS will pay to GMO, as full compensation
                                                                              for all services provided under the Subadvisory
                                                                              Agreement with respect to the Fund, the fee computed
                                                                              separately for such Fund at an annual rate described
                                                                              in "Material Provisions of the Management Contracts
                                                                              and the Subadvisory Agreements" below.

                                                                              JHIMS has agreed contractually to waive fees or
                                                                              reimburse the Fund an amount equal to the amount by
                                                                              which the Fund's total expenses (excluding taxes,
                                                                              brokerage commissions, interest, litigation and
                                                                              indemnification expenses and other extraordinary
                                                                              expenses not incurred in the ordinary course of the
                                                                              Fund's business, advisory fees, Rule 12b-1 fees,
                                                                              transfer agency fees, blue sky fees, fees under any
                                                                              agreements or plans of the Trust relating to services
                                                                              for shareholders, and printing and postage) exceed
------------------------------------------------------------------------------------------------------------------------------------

                                                                -11-

------------------------------------------------------------------------------------------------------------------------------------
                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                              0.24% of the Fund's average annual net assets on an
                                                                              annualized basis.

                                                                              JHIMS has further agreed contractually to make a
                                                                              payment to Class A shares of the Fund in an amount
                                                                              equal to the amount by which expenses attributable to
                                                                              Class A shares of the Fund (excluding taxes, portfolio
                                                                              brokerage commissions, interest, litigation and
                                                                              indemnification expenses and other extraordinary
                                                                              expenses not incurred in the ordinary course of the
                                                                              Fund's business and fees under any agreement or plans
                                                                              of the Fund dealing with services for shareholders and
                                                                              others with beneficial interests in shares of the
                                                                              Fund) exceed 1.540% of average annual net assets (on
                                                                              an annualized basis). These expense reimbursements
                                                                              shall continue in effect until June 30, 2007 and
                                                                              thereafter until terminated by JHIMS on notice to the
                                                                              Trust.
------------------------------------------------------------------------------------------------------------------------------------
BUYING SHARES                You may purchase shares of the Fund from         You may buy shares through your financial
                             the GMO Trust on any day when the New York       representative or directly through the Fund's
                             Stock Exchange is open for business, as          transfer agent as described in detail in the
                             described in the Fund's prospectus.              Fund's prospectus.
                             In addition, certain brokers and agents are
                             authorized to accept purchase and redemption
                             orders on the Fund's behalf. These brokers and
                             agents may impose transaction fees and/or
                             other restrictions (in addition to those
                             described in the Fund's prospectus) for
                             purchasing Fund shares through them.
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT           In order to purchase Class                       The minimum initial investments for the Growth
CRITERIA                     III shares of the Fund, the market value of      Opportunities Fund are $1,000 for a
                             all of your assets managed by GMO and its        non-retirement account, $500 for a retirement
                             affiliates ("Total Investment") must be at       account, and $250 for group investments.
                             least $5 million (1) at the time of initial
                             investment, (2) at the close of business on
                             the last business day of each calendar
                             quarter, or (3) at other times as determined
                             by GMO (each, a "Determination Date"). GMO may
                             permit a client to undertake in writing to
                             meet the applicable Total Investment over a
                             period not to exceed 12 months. If the
                             client's goal is not met by the time specified
                             in the letter (Commitment Date), the client
                             will be converted on the next Determination
                             Date to the class of shares for which the
                             client satisfied all minimum investment
                             requirements as of the Commitment Date.

                             The eligibility requirements are subject to
                             special rules for certain clients with
                             continuous client relationships with GMO
                             since May 31, 1996, as described in the
                             Fund's prospectus. No minimum additional
                             investment is required to purchase
------------------------------------------------------------------------------------------------------------------------------------

                                                                -12-

------------------------------------------------------------------------------------------------------------------------------------
                             GMO SMALL/MID CAP GROWTH FUND                    GROWTH OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                             additional shares of the Fund for any class of
                             shares. GMO Trust may waive eligibility
                             requirements for certain accounts or special
                             situations, as described in the Fund's prospectus.
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING SHARES            You may purchase shares in another GMO Fund by   You may exchange shares of one Acquiring Fund
                             exchanging shares of your Fund.  You must meet   for shares of the same class of any other fund
                             the minimum investment criteria for the Fund     in the John Hancock family of funds, generally
                             and share class into which you are               without paying any additional sales charges.
                             exchanging.  Any gain resulting from a           The registration for both accounts involved
                             shareholder's exchange of Fund shares            must be identical.  An exchange generally is
                             generally will be taxable to the shareholder     treated as a sale and a new purchase of shares
                             as capital gain.                                 for federal income tax purposes.
------------------------------------------------------------------------------------------------------------------------------------
SELLING SHARES               Shares of each Fund are sold at the net asset    Class A shares of the Fund are redeemed at
                             value per share next calculated after the Fund   their net asset value per share next
                             receives your request in good order unless you   determined after receipt by the Fund of the
                             have instructed GMO Shareholder Services in      request for redemption and all other necessary
                             writing to defer the redemption to another       documentation in good order, as described in
                             day.   Redemption requests can be submitted by   detail in the Fund's prospectus.
                             mail or by facsimile to GMO Trust as described
                             in the Fund's prospectus.  Redemption requests
                             of Fund shares that were purchased through a
                             broker or agent should be processed through
                             that broker or agent.
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE              All purchases, exchanges and sales are made at a price based on the next determined net asset value
                             ("NAV") per share of each Fund. Both Funds' NAVs are determined at the close of regular trading on the
                             New York Stock Exchange, generally 4:00 p.m. Eastern time.
---------------------------- -------------------------------------------------------------------------------------------------------

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Because each Fund has the same portfolio management team and substantially identical investment objectives, policies and strategies, the Funds are subject to the same principal risks. Please refer to the Acquired Fund's and the Acquiring Fund's prospectuses for additional information.

     o MARKET RISK - EQUITY SECURITIES - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Neither Fund attempts to time the market. As a result, declines in stock market prices in general over short or extended periods can result in unpredictable declines in the value of a Fund's investments and periods of poor performance.

     o MARKET RISK - GROWTH SECURITIES - Each Fund purchases some equity securities ("growth securities") primarily because the managers believe that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations, since their market prices are highly sensitive to future earnings expectations.

     o LIQUIDITY RISK - Each Fund's ability to sell securities may be adversely affected by limited trade volume, lack of a market maker, or legal restrictions.

     o MEDIUM AND SMALLER COMPANY RISK - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

     o DERIVATIVES RISK - The use of derivatives by each Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund.

     o NON-DIVERSIFICATION RISK - Each Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect performance more than if the Fund were diversified.

     o CREDIT AND COUNTERPARTY RISK - The risk of default of an issuer of a portfolio security or derivatives counterparty.

     o MANAGEMENT RISK - Each Fund is subject to management risk because it relies on the managers' ability to pursue its objective. The managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

PAST PERFORMANCE

This section normally includes the performance information of the funds showing how the funds' total returns have varied from year to year, along with a broad-based market index for reference. The Acquired Fund has less than a full calendar year of performance and as such, no performance information is presented. The Acquiring Fund has not yet commenced investment operations and therefore has no performance information to report.

THE FUNDS' FEES AND EXPENSES

     Shareholders of the Acquired Fund and Acquiring Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The Acquiring Fund is newly organized and has not had any operations to date. The expenses in the tables appearing below are based on (i) for the Acquired Fund, the expenses of your Acquired Fund for the period ended February 28, 2006, and
(ii) for Acquiring Fund, the estimated annual expenses of Class A shares. Future expenses may be greater or less.


                                                                                 GMO SMALL/MID CAP         GROWTH
                                                                                    GROWTH FUND         OPPORTUNITIES
                                                                                                           FUND(1)

                                                                                      CLASS III           CLASS A
SHAREHOLDER TRANSACTION FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum front-end sales charge (load)                                                   None              5.00%(2)
     on purchases as a % of purchase price...................................

Maximum deferred sales charge (load)
     as a % of purchase or sales price,                                                 None               None(3)
     whichever is less.......................................................

Purchase premium as a % of amount invested...................................         0.50%(4)              None

Redemption fee (as a % of amount redeemed)...................................         0.50%(4)             None(5)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
     (AS A % OF AVERAGE NET ASSETS)..........................................

Management fee...............................................................          0.33%              0.80%(6)



                                                                                 GMO SMALL/MID CAP         GROWTH
                                                                                    GROWTH FUND         OPPORTUNITIES
                                                                                                           FUND(1)

                                                                                      CLASS III           CLASS A
SHAREHOLDER TRANSACTION FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Distribution and service (12b-1) fee.........................................           None                0.30%

Shareholder service fee......................................................          0.15%                None

Other expenses...............................................................          5.45%              1.49%(7)

Total annual operating expenses..............................................          5.93%*               2.59%

Contractual expense reimbursement............................................           N/A*                1.05%

Net annual operating expenses................................................          5.93%*             1.54%(8)

(1) The pro forma fees and expenses of the Growth Opportunities Fund are expected to be identical to the fees and expenses of the Growth Opportunities Fund in effect immediately prior to the Reorganization.

(2) Class A shares of the Growth Opportunities Fund you receive in the Reorganization will not be subject to any sales charges.

(3) Class A shares of the Growth Opportunities Fund purchased as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. Sales charges will be reduced depending upon the amount invested.

(4) GMO Small/Mid Cap Growth Fund's purchase premium and redemption fee may be waived under certain circumstances.

(5)  A $4.00 fee will be charged for wire redemptions.

(6) The management fees paid to JHIMS are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of Growth Opportunities Fund for purposes of determining the effective rate of the management fee by applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

(7) JHIMS has agreed contractually to waive fees or reimburse the Growth Opportunities Fund an amount equal to the amount by which the Fund's total expenses (excluding: taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, fees under any agreements or plans of the Trust relating to services for shareholders, and printing and postage) exceed 0.24% of the Fund's average annual net assets on an annualized basis. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to the Trust.

(8) JHIMS has agreed contractually to make a payment to Class A shares of the Growth Opportunities Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed 1.540% of average annual net assets (on an annualized basis). This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to the Trust.

(*) GMO has contractually agreed to reimburse GMO Small/Mid Cap Growth Fund for Fund expenses through at least June 9, 2006 to the extent that the Fund's total annual operating expenses (excluding shareholder service fees and certain other expenses described in the Summary) exceed 0.33% of the Fund's average daily net assets. The total annual operating expenses shown above do not reflect this expense reimbursement. Net annual operating expenses are expected to be 0.48% of the Fund's average daily net assets for Class III shares for so long as GMO's current expense reimbursement remains in effect; thereafter, total annual operating expenses are expected to be as shown in the table above.

EXAMPLE

     The hypothetical example below helps you compare the cost of investing in each Fund. It assumes that: (a) you invest $10,000 in each Fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, and (d) each Fund's gross operating expenses remain the same. The examples are for comparison purposes only and are not a representation of either Fund's actual expenses or returns, either past or future. The Acquiring Fund is newly organized and has not had any investment operations of its own as of the date of this Proxy Statement/Prospectus.

------------------------------------------------------------------------------------------------------------------
 NUMBER OF YEARS         GMO SMALL/MID CAP          GROWTH OPPORTUNITIES FUND            COMBINED FUND
  YOU OWN YOUR             GROWTH FUND                      (CLASS A)                     (PRO FORMA)
    SHARES                 (CLASS III)                                                     (CLASS A)
------------------------------------------------------------------------------------------------------------------
ASSUMING REDEMPTION AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------
Year 1                            $687                          $649                           $649
------------------------------------------------------------------------------------------------------------------
Year 3                           $1,844                        $1,170                         $1,170
------------------------------------------------------------------------------------------------------------------
ASSUMING NO REDEMPTION
------------------------------------------------------------------------------------------------------------------
Year 1                            $637                          $649                           $649
------------------------------------------------------------------------------------------------------------------
Year 3                           $1,796                        $1,170                         $1,170
------------------------------------------------------------------------------------------------------------------

                                 CAPITALIZATION

     The following tables show the capitalization of the Acquired Fund as of February 28, 2006 and of the corresponding Acquiring Fund on a pro forma combined basis as of that date after giving effect to the proposed Reorganization. It is expected that the only shareholders of any Acquired Fund as of the Closing Date will be Class III shareholders. The Acquiring Fund is newly organized and has not had any investment operations of its own as of the date of this Proxy Statement/Prospectus.

                                                            GMO SMALL/MID CAP
                                                               GROWTH FUND
                                                            ------------------
                                                                 2/28/06
TOTAL NET ASSETS
     Class III shares ....................................  $        1,898,058
NET ASSET VALUE PER SHARE
     Class III shares ....................................  $            23.29
SHARES OUTSTANDING
     Class III shares ....................................              81,480

                                                                PRO FORMA
                                                                 GROWTH
                                                              OPPORTUNITIES
                                                                  FUND
                                                                 2/28/06
                                                            ------------------
TOTAL NET ASSETS
     Class A shares ......................................  $        1,898,058

     Class B shares ......................................  $             0.00
     Class C shares ......................................  $             0.00
     Class I shares ......................................  $             0.00
     Class NAV shares.....................................  $             0.00
     Class R shares ......................................  $             0.00
     Class 1 shares ......................................  $             0.00
     Class 3 shares ......................................  $             0.00
NET ASSET VALUE PER SHARE
     Class A shares ......................................  $            23.29
     Class B shares ......................................  $             0.00
     Class C shares ......................................  $             0.00
     Class I shares ......................................  $             0.00
     Class NAV shares.....................................  $             0.00
     Class R shares ......................................  $             0.00
     Class 1 shares ......................................  $             0.00
     Class 3 shares ......................................  $             0.00
SHARES OUTSTANDING
     Class A shares ......................................              81,480
     Class B shares ......................................                   0
     Class C shares ......................................                   0
     Class I shares ......................................                   0
     Class NAV shares.....................................                   0
     Class R shares ......................................                   0
     Class 1 shares ......................................                   0
     Class 3 shares ......................................                   0

     This table should not be relied upon to determine the amount of the Acquiring Fund's shares that will actually be received and distributed.

                             BOARD'S RECOMMENDATION

     THE TRUSTEES OF THE ACQUIRED FUND RECOMMEND THAT THE SHAREHOLDERS OF YOUR FUND VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT. SEE "REASONS FOR THE PROPOSED REORGANIZATIONS" BELOW.

                  GMO INTERNATIONAL DISCIPLINED EQUITY FUND AND
                             INTERNATIONAL CORE FUND

                                  PROPOSAL 1(B)

                              APPROVAL OF AGREEMENT

                                     SUMMARY

     The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated by reference herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement attached as EXHIBIT A, because it contains details that are not in the summary.

     Each Fund typically invests in a diversified portfolio of equity investments from a number of developed markets other than the U.S. and, consequently, the Funds have substantially identical investment policies and risks. In the table below, if a row extends across the entire table, the policy disclosed applies to both your Acquired Fund and the Acquiring Fund.

                          COMPARISON OF GMO INTERNATIONAL DISCIPLINED EQUITY FUND AND INTERNATIONAL CORE FUND

------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------
BUSINESS                     A diversified series of GMO Trust (the "GMO      A diversified series of John Hancock Funds III
                             Trust"), an open-end investment management       (the "Trust"), an open-end investment
                             company organized as a Massachusetts business    management company organized as a
                             trust under the laws of The Commonwealth of      Massachusetts business trust under the laws of
                             Massachusetts.                                   The Commonwealth of Massachusetts.
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AS OF             $16.77 million                                   None.  International Core Fund is was recently
FEBRUARY 28, 2006                                                             created and does not expect to commence
                                                                              investment operations until the Reorganization
                                                                              occurs.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISERS          INVESTMENT ADVISER:                              INVESTMENT ADVISER:
AND PORTFOLIO                Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")   John Hancock Investment Management
MANAGERS                                                                      Services, LLC ("JHIMS")

                                                                              INVESTMENT SUBADVISER:
                                                                              GMO
------------------------------------------------------------------------------------------------------------------------------

                                                                -18-



------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------
                             Portfolio Manager:

                             Day-to-day management of each Fund is the responsibility of the International Quantitative Division, which is comprised of investment professionals associated with GMO. The International Quantitative
                             Division's members work collaboratively to manage each Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individual responsible for managing the implementation and monitoring of the overall portfolio management of each Fund is the director of the
                             International Quantitative Division, Dr. Thomas Hancock.

                             Dr. Hancock manages or allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows. Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equity portfolios since
                             1995.

                             The Statement of Additional Information contains additional details about Dr. Hancock, including information about his compensation, other accounts managed and his ownership of Fund shares, if any.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE         Each Fund seeks high total return. Each Fund seeks to achieve its objective by outperforming its benchmark; currently, the MSCI EAFE Index (Europe, Australasia, and Far East), a
                             large capitalization international stock index that is independently maintained and published by Morgan
                             Stanley Capital International.
------------------------------------------------------------------------------------------------------------------------------
PRIMARY INVESTMENTS          Each Fund typically invests in a diversified portfolio of equity investments from a number of developed markets other than the U.S. Under normal circumstances, the Fund invests at least
                             80% of its assets in equity investments.

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES        The managers use proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

                             o   STOCKS - valuation, firm quality, and improving fundamentals;

                             o   COUNTRIES - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

                             o   CURRENCIES - export and producer price parity, balance of payments, and interest rate differentials.

                             The factors considered by the managers and the models they use may change over time. In using these models to construct each Fund's portfolio, the managers expect that stock selection will reflect a slight bias for value stocks over growth stocks. The managers seek to manage each Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to each Fund's benchmark, the MSCI EAFE Index.
------------------------------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE          Each Fund intends to be fully invested and generally will not take temporary defensive
STRATEGIES                   positions through investment in cash and high quality money market instruments.
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION              Each Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the
                             "Investment Company Act") and is subject to diversification requirements under the Internal
                             Revenue Code of 1986, as amended (the "Code").
------------------------------------------------------------------------------------------------------------------------------

                                                                -19-


------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                     The Fund may not concentrate more than 25% of    The Fund may not purchase securities of
CONCENTRATION                the value of its total assets in any one         issuers conducting their principal activity in
                             industry.                                        the same industry if, immediately after such
                                                                              purchase, the value of the Fund's investments in such
                                                                              industry would exceed 25% of its total assets taken at
                                                                              market value at the time of such investment. This
                                                                              limitation does not apply to investments in
                                                                              obligations of the U.S. Government or any of its
                                                                              agencies, instrumentalities or authorities.
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID      Each Fund may not invest more than 15% of net assets in illiquid securities. For
SECURITIES                   this purpose, "illiquid securities" may include certain restricted securities under the
                             Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

                             Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

                             For as long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15%
                             illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by each Fund's Trustees.
------------------------------------------------------------------------------------------------------------------------------
BORROWING                    Neither Fund may borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5%
                             of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the
                             Investment Company Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.
------------------------------------------------------------------------------------------------------------------------------
LENDING                      Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund's total assets.
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE INSTRUMENTS       In pursuing its investment objective, each Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
                             (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure.  Each Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or foreign currencies.  However, each Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.  Each Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.
------------------------------------------------------------------------------------------------------------------------------

                                                                -20-


------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING           Neither Fund attempts to time the market. However, based on GMO's assessment of market conditions, GMO may trade a Fund's investments more frequently at some times than others, resulting in a higher portfolio turnover rate.

------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT             As described above, the Funds have substantially identical principal investment strategies and
POLICIES AND                 policies. In addition, the Funds have substantially identical non-principal investment
RESTRICTIONS                 policies and restrictions. For a more complete discussion of each Fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
------------------------------------------------------------------------------------------------------------------------------
                                                          BUYING, SELLING AND EXCHANGING SHARES
------------------------------------------------------------------------------------------------------------------------------
CLASS A SALES CHARGES AND    N/A                                              The Class A shares of the International Core
12b-1 FEES                                                                    Fund you receive in the Reorganization will
                                                                              not be subject to any sales charge.

                                                                              Except as described above, Class A shares are offered
                                                                              with initial sales charges up to 5.00% of the offering
                                                                              price, which may be reduced or waived for large
                                                                              purchases and certain types of investors. Your
                                                                              broker-dealer receives a percentage of these sales
                                                                              charges and fees. In addition, John Hancock Funds,
                                                                              LLC, the Funds' principal distributor, may pay
                                                                              significant compensation out of its own resources to
                                                                              your broker-dealer. These payments are described in
                                                                              the SAI.

                                                                              There are no contingent deferred sales charges, except
                                                                              in certain circumstances when the initial sales charge
                                                                              is waived.

                                                                              Class A shares are subject to distribution and service
                                                                              (12b-1) fees of 0.30% of average daily net assets.

CLASS III SALES CHARGES      The Fund does not charge a sales charge or pay   N/A
AND 12b-1/SERVICE FEES       a distribution fee under Rule 12b-1. The Fund
                             does not charge purchase premiums or
                             redemption fees to shareholders purchasing or
                             redeeming shares.

                             Class III shares pay GMO a shareholder service fee of 0.15% of the Fund's average daily net assets for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT AND               GMO International Disciplined Equity Fund         International Core Fund will pay JHIMS a
OTHER FEES                   pays GMO a management fee at an annual rate of    management fee equal to 0.92% of the Fund's
                             0.40% of the Fund's average daily net assets.     average daily net assets. The management fees
                                                                               paid to JHIMS are subject to a breakpoint
                             GMO has contractually agreed to reimburse the     schedule under which the annual management fee
                             Fund for Fund expenses through at least June      will decrease as the aggregated assets
                             9, 2006 to the extent the Fund's total annual     (described below) increase and meet certain
------------------------------------------------------------------------------------------------------------------------------

                                                                -21-


------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------
                             operating expenses exceed 0.40% of the Fund's     set breakpoints.  The net assets of certain
                             average daily net assets.  The following          other John Hancock accounts managed by GMO
                             expenses are specifically excluded from GMO's     under a similar strategy will be aggregated
                             reimbursement obligation: shareholder service     with the assets of  International Core Fund
                             fees, expenses indirectly incurred by             for purposes of determining the management fee
                             investment in other series of the GMO Trust,      when applying the following breakpoint
                             fees and expenses for legal services not          schedule:  0.92% for aggregate assets under
                             procured or provided by GMO for the GMO Trust,    management up to and including $100 million,
                             compensation and expenses of the GMO Trust's      0.895% for aggregate assets under management
                             Chief Compliance Officer (excluding any           in excess of $100 million and up to and
                             employee benefits), brokerage commissions and     including $1 billion and a final rate of 0.88%
                             other investment-related costs, hedging           for aggregate assets under management in
                             transaction fees, extraordinary, non-recurring    excess of $1 billion.
                             and other unusual expenses (including taxes),
                             securities lending fees and expenses, interest    The management fee of 0.92% listed above
                             expense and transfer taxes.                       represents the applicable rate on the
                                                                               International Core Fund's breakpoint schedule,
                             For the period ended February 28, 2006, the       and the actual rate that will be charged
                             Fund's annualized operating expenses for          may vary based on that schedule.
                             Class III shares, after giving effect to the
                             expense limitation, were 0.55%, and without       JHIMS will pay to GMO, as full compensation
                             giving effect to the expense limitation,          for all services provided under the
                             were 2.22% of the Fund's average                  Subadvisory Agreement with respect to the
                             daily net assets.                                 Fund, the fee computed separately for such Fund
                                                                               at an annual rate described in "Material Provisions
                                                                               of the Management Contracts and the Subadvisory
                                                                               Agreements" below.

                                                                               JHIMS has agreed contractually to waive fees or
                                                                               reimburse the Fund an amount equal to the amount by
                                                                               which the Fund's total expenses (excluding taxes,
                                                                               brokerage commissions, interest, litigation and
                                                                               indemnification expenses and other extraordinary
                                                                               expenses not incurred in the ordinary course of the
                                                                               Fund's business, advisory fees, Rule 12b-1 fees,
                                                                               transfer agency fees, blue sky fees, fees under any
                                                                               agreements or plans of the Trust relating to
                                                                               services for shareholders, and printing and
                                                                               postage) exceed 0.20% of the Fund's average annual
                                                                               net assets on an annualized basis.

                                                                               JHIMS has further agreed contractually to make a
                                                                               payment to Class A shares of the Fund in an amount
                                                                               equal to the amount by which expenses attributable
                                                                               to Class A shares of the Fund (excluding taxes,
                                                                               portfolio brokerage commissions, interest,
                                                                               litigation and indemnification expenses and other
                                                                               extraordinary expenses not incurred in the ordinary
                                                                               course of the Fund's business and fees under any
                                                                               agreement or plans of the Fund dealing with
                                                                               services for shareholders and others with
                                                                               beneficial interests in shares of the Fund) exceed
------------------------------------------------------------------------------------------------------------------------------
                                                               -22-



------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                               1.700% of average annual net assets (on an
                                                                               annualized basis). These expense reimbursements
                                                                               shall continue in effect until June 30, 2007 and
                                                                               thereafter until terminated by JHIMS on notice to
                                                                               the Trust.
------------------------------------------------------------------------------------------------------------------------------
BUYING SHARES                You may purchase shares of the Fund from the      You may buy shares through your financial
                             GMO Trust on any day when the New York Stock      representative or directly through the Fund's
                             Exchange is open for business, as described in    transfer agent as described in detail in the
                             the Fund's prospectus. In addition, certain       Fund's prospectus.
                             brokers and agents are authorized to accept
                             purchase and redemption orders on the Fund's
                             behalf. These brokers and agents may impose
                             transaction fees and/or other restrictions
                             (in addition to those described in the Fund's
                             prospectus) for purchasing Fund shares
                             through them.
------------------------------------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT           In order to purchase Class III shares of the      The minimum initial investments for the
CRITERIA                     Fund, the market value of all of your assets      International Core Fund are $1,000 for a
                             managed by GMO and its affiliates ("Total         non-retirement account, $500 for a retirement
                             Investment") must be at least $5 million (1)      account, and $250 for group investments.
                             at the time of initial investment, (2) at the
                             close of business on the last business day of
                             each calendar quarter, or (3) at other times
                             as determined by GMO (each, a "Determination
                             Date"). GMO may permit a client to undertake
                             in writing to meet the applicable Total
                             Investment over a period not to exceed 12
                             months. If the client's goal is not met by
                             the time specified in the letter (Commitment
                             Date), the client will be converted on the
                             next Determination Date to the class of
                             shares for which the client satisfied all
                             minimum investment requirements as of the
                             Commitment Date.

                             The eligibility requirements are subject to special
                             rules for certain clients with continuous client
                             relationships with GMO since May 31, 1996, as
                             described in the Fund's prospectus. No minimum
                             additional investment is required to purchase
                             additional shares of the Fund for any class of
                             shares. GMO Trust may waive eligibility
                             requirements for certain accounts or special
                             situations, as described in the Fund's prospectus.
------------------------------------------------------------------------------------------------------------------------------
EXCHANGING SHARES            You may purchase shares in another GMO Fund by    You may exchange shares of one Acquiring Fund
                             exchanging shares of your Fund.  You must meet    for shares of the same class of any other fund
                             the minimum investment criteria for the Fund      in the John Hancock family of funds, generally
                             and share class into which you are                without paying any additional sales charges.
                             exchanging.  Any gain resulting from a            The registration for both accounts involved
                             shareholder's exchange of Fund shares             must be identical.  An exchange generally is
                             generally will be taxable to the shareholder      treated as a sale and a new purchase of shares
                             as capital gain.                                  for federal income tax purposes.
------------------------------------------------------------------------------------------------------------------------------

                                                                -23-


------------------------------------------------------------------------------------------------------------------------------
                             GMO INTERNATIONAL DISCIPLINED EQUITY FUND        INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------

SELLING SHARES               Shares of each Fund are sold at the net asset    Class A shares of the Fund are redeemed at
                             value per share next calculated after the Fund   their net asset value per share next
                             receives your request in good order unless you   determined after receipt by the Fund of the
                             have instructed GMO Shareholder Services in      request for redemption and all other necessary
                             writing to defer the redemption to another       documentation in good order, as described in
                             day.  Redemption requests can be submitted by    detail in the Fund's prospectus.
                             mail or by facsimile to the Trust as described
                             in the Fund's prospectus.   Redemption
                             requests of Fund shares that were purchased
                             through a broker or agent should be processed
                             through that broker or agent.
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE              All purchases, exchanges and sales are
                             made at a price based on the next determined net
                             asset value ("NAV") per share of each Fund. Both
                             Funds' NAVs are determined at the close of regular
                             trading on the New York Stock Exchange, generally
                             4:00 p.m. Eastern time.
------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Because each Fund has the same portfolio management team and substantially identical investment objectives, policies and strategies, the Funds are subject to the same principal risks. Please refer to the Acquired Fund's and the Acquiring Fund's prospectuses for additional information.

     o MARKET RISK - EQUITY SECURITIES - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Neither Fund attempts to time the market. As a result, declines in stock market prices in general over short or extended periods can result in unpredictable declines in the value of a Fund's investments and periods of poor performance.

     o MARKET RISK - VALUE SECURITIES - Each Fund purchases some equity securities ("value securities") primarily because they are selling at prices lower than what the managers believe to be their fundamental value. Each Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be underpriced, or that the market may never come to recognize their fundamental value.

     o LIQUIDITY RISK - Each Fund's ability to sell securities may be adversely affected by limited trade volume, lack of a market maker, or legal restrictions.

     o MEDIUM AND SMALLER COMPANY RISK - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

     o DERIVATIVES RISK - The use of derivatives by each Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund.

     o FOREIGN INVESTMENT RISK - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect each Fund's foreign investments.

     o CURRENCY RISK - Fluctuations in exchange rates may adversely affect the U.S. dollar value of each Fund's foreign currency holdings and investments denominated in foreign currencies. To the extent each Fund hedges its foreign currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

     o CREDIT AND COUNTERPARTY RISK - The risk of default of an issuer of a portfolio security or derivatives counterparty.

     o MANAGEMENT RISK - Each Fund is subject to management risk because it relies on the managers' ability to pursue its objective. The managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

PAST PERFORMANCE

     This section normally includes the performance information of the funds showing how the funds' total returns have varied from year to year, along with a broad-based market index for reference. The Acquired Fund has less than a full calendar year of performance and as such, no performance information is presented. The Acquiring Fund has not yet commenced investment operations and therefore has no performance information to report.

THE FUNDS' FEES AND EXPENSES

     Shareholders of the Acquired Fund and Acquiring Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The Acquiring Fund is newly organized and has not had any operations to date. The expenses in the tables appearing below are based on (i) for the Acquired Fund, the expenses of your Acquired Fund for the period ended February 28, 2006, and
(ii) for Acquiring Fund, the estimated annual expenses of Class A shares. Future expenses may be greater or less.


                                                                                 GMO INTERNATIONAL
                                                                                    DISCIPLINED         INTERNATIONAL
                                                                                    EQUITY FUND          CORE FUND(1)

SHAREHOLDER TRANSACTION FEES (PAID DIRECTLY FROM YOUR INVESTMENT)                    CLASS III            CLASS A
Maximum front-end sales charge (load)                                                   None              5.00%(2)
     on purchases as a % of purchase price...................................

Maximum deferred sales charge (load)
     as a % of purchase or sales price,                                                 None               None(3)
     whichever is less.......................................................

Redemption fee (as a % of amount redeemed)...................................           None               None(4)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
     (AS A % OF AVERAGE NET ASSETS)..........................................

Management fee...............................................................          0.40%              0.89%(5)

Distribution and service (12b-1) fee.........................................           None                0.30%

Shareholder service fee......................................................          0.15%                None

Other expenses...............................................................          1.67%              1.55%(6)

Total annual operating expenses..............................................          2.22%*               2.74%

                                      -25-




CONTRACTUAL EXPENSE REIMBURSEMENT............................................           N/A*                1.04%

NET ANNUAL OPERATING EXPENSES................................................          2.22%*             1.70%(7)

(1) The pro forma fees and expenses of the International Core Fund are expected to be identical to the fees and expenses of the International Core Fund in effect immediately prior to the Reorganization.

(2) Class A shares of the International Core Fund you receive in the Reorganization will not be subject to any sales charges.

(3) Class A shares of the International Core Fund purchased as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. Sales charges will be reduced depending upon the amount invested.

(4)  A $4.00 fee will be charged for wire redemptions.

(5) The management fees paid to JHIMS are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of International Core Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

(6) JHIMS has agreed contractually to waive fees or reimburse the International Core Fund an amount equal to the amount by which the Fund's total expenses (excluding: taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, fees under any agreements or plans of the Trust relating to services for shareholders, and printing and postage) exceed 0.20% of the Fund's average annual net assets on an annualized basis. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to the Trust.

(7) JHIMS has agreed contractually to make a payment to Class A shares of the International Core Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed 1.700% of average annual net assets (on an annualized basis). This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to the Trust.

(*) GMO has contractually agreed to reimburse GMO International Disciplined Equity Fund for Fund expenses through at least June 9, 2006 to the extent that the Fund's total annual operating expenses (excluding shareholder service fees and certain other expenses described in the Summary) exceed 0.40% of the Fund's average daily net assets. The total annual operating expenses shown above do not reflect this expense reimbursement. Net annual operating expenses are expected to be 0.55% of the Fund's average daily net assets for Class III shares for so long as GMO's current expense reimbursement remains in effect; thereafter, total annual operating expenses are expected to be as shown in the table above.

EXAMPLE

     The hypothetical example below helps you compare the cost of investing in each Fund. It assumes that: (a) you invest $10,000 in each Fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, and (d) each Fund's gross operating expenses remain the same. The examples are for comparison purposes only and are not a representation of either Fund's actual expenses or returns, either past or future. The Acquiring Fund is newly organized and has not had any investment operations of its own as of the date of this Proxy Statement/Prospectus.

------------------------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU   GMO INTERNATIONAL DISCIPLINED     INTERNATIONAL CORE FUND             COMBINED FUND
   OWN YOUR SHARES              EQUITY FUND                     (CLASS A)                     (PRO FORMA)
                                (CLASS III)                                                    (CLASS A)
------------------------------------------------------------------------------------------------------------------
Year 1                            $225                          $664                           $664
------------------------------------------------------------------------------------------------------------------
Year 3                            $694                         $1,214                         $1,214
------------------------------------------------------------------------------------------------------------------

                                 CAPITALIZATION

     The following tables show the capitalization of the Acquired Fund as of February 28, 2006 and of the corresponding Acquiring Fund on a pro forma combined basis as of that date after giving effect to the proposed Reorganization. It is expected that the only shareholders of any Acquired Fund as of the Closing Date will be Class III shareholders. The Acquiring Fund is newly organized and has not had any investment operations of its own as of the date of this Proxy Statement/Prospectus.

                                                           GMO INTERNATIONAL
                                                          DISCIPLINED EQUITY
                                                                 FUND
                                                                2/28/06
                                                         ---------------------
TOTAL NET ASSETS
     Class III shares .................................   $         16,773,735
NET ASSET VALUE PER SHARE
     Class III shares .................................   $              36.26
SHARES OUTSTANDING
     Class III shares .................................                462,581

                                                               PRO FORMA
                                                          INTERNATIONAL CORE
                                                                 FUND
                                                                2/28/06
                                                         ---------------------
TOTAL NET ASSETS
     Class A shares ...................................  $          16,773,735
     Class B shares ...................................  $                0.00
     Class C shares ...................................  $                0.00
     Class I shares ...................................  $                0.00
     Class NAV shares..................................  $                0.00
     Class R shares ...................................  $                0.00
     Class 1 shares ...................................  $                0.00
     Class 3 shares ...................................  $                0.00
NET ASSET VALUE PER SHARE
     Class A shares ...................................  $               36.26
     Class B shares ...................................  $                0.00
     Class C shares ...................................  $                0.00
     Class I shares ...................................  $                0.00
     Class NAV shares..................................  $                0.00
     Class R shares ...................................  $                0.00
     Class 1 shares ...................................  $                0.00
     Class 3 shares ...................................  $                0.00

SHARES OUTSTANDING

                                                               PRO FORMA
                                                          INTERNATIONAL CORE
                                                                 FUND
                                                                2/28/06
                                                         ---------------------
     Class A shares ...................................                462,581
     Class B shares ...................................                      0
     Class C shares ...................................                      0
     Class I shares ...................................                      0
     Class NAV shares..................................                      0
     Class R shares ...................................                      0
     Class 1 shares ...................................                      0
     Class 3 shares ...................................                      0

     This table should not be relied upon to determine the amount of the Acquiring Fund's shares that will actually be received and distributed.

                             BOARD'S RECOMMENDATION

     THE TRUSTEES OF THE ACQUIRED FUND RECOMMEND THAT THE SHAREHOLDERS OF YOUR FUND VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT. SEE "REASONS FOR THE PROPOSED REORGANIZATIONS" BELOW.
                                      -28-

TERMS OF EACH AGREEMENT

THE REORGANIZATIONS

o Each Reorganization is scheduled to occur at 9:30 A.M. Eastern time, on June 12, 2006, or at such other time as your Acquired Fund and the corresponding Acquiring Fund may agree (the "Closing Date"). Your Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund, and the Acquiring Fund will assume your Acquired Fund's liabilities. The net asset value of both Funds will be computed on the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (the "Valuation Date").

o Each Acquiring Fund will issue to the corresponding Acquired Fund Class A shares with an aggregate net asset value equal to the net assets attributable to the corresponding Acquired Fund shares. It is expected that the only shareholders of any Acquired Fund as of the Closing Date will be Class III shareholders. These Class A shares will immediately be distributed to your Acquired Fund's shareholders in proportion to the relative net asset value of their holdings of your Acquired Fund's shares as of the Valuation Date.

o After the distribution of shares, your Acquired Fund will be liquidated and each Acquired Fund shareholder will become a Class A shareholder of the corresponding Acquiring Fund.

o JHIMS will act as investment adviser to the Acquiring Funds. Your Acquired Fund's current investment adviser, GMO, will act as subadviser to the Acquiring Funds.

o The Acquired Fund expects that if, on the Closing Date of a Reorganization, there is net unrealized gain in the assets transferred to the Acquiring Fund that, upon being recognized, would be allocable to its C corporation shareholders, then it will make a "deemed sale election" causing it to recognize such net gain, which net gain will be allocated to those shareholders. Otherwise, the Reorganization will be a tax-free transaction, and shareholders will not recognize any gains or losses for federal income tax purposes. See "Tax Consequences of Each Reorganization" on page 31.

o Following the Reorganizations, prospective retail investors would have available to them a product that continues the corresponding Acquired Fund's investment objectives, policies, day-to-day portfolio management and performance history.

AGREEMENT REGARDING EACH REORGANIZATION

     The shareholders of each Acquired Fund are being asked to approve an Agreement substantially in the form attached as EXHIBIT A (each, an "Agreement"). The description of the Agreement contained herein is qualified in its entirety by the attached copy, as appropriate.

     CONDITIONS TO CLOSING EACH REORGANIZATION. The obligation of each Fund to consummate each Reorganization is subject to the satisfaction of certain conditions, including each Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Articles VI, VII, and VIII of the Agreement). The consummation of each Reorganization is not contingent on consummation of any other Reorganization.

     The obligations of both Funds are subject to the approval of the Agreement by the requisite vote of the holders of the outstanding shares of your Acquired Fund, in accordance with the provisions of your Acquired Fund's Declaration of Trust and By-Laws.

     TERMINATION OF THE AGREEMENT. The Agreement may be terminated by the mutual agreement of your Acquired Fund and the corresponding Acquiring Fund (even if the shareholders of your Acquired Fund have already approved it) at or prior to the Closing Date.

EXPENSES ASSOCIATED WITH THE REORGANIZATIONS

JHIMS will pay the proxy solicitation costs associated with the Reorganizations and legal expenses not to exceed $350,000 incurred by the GMO Trust, the Acquired Funds and the independent members of the Board of Trustees in connection with the Reorganizations and certain related transactions. GMO will bear any additional costs and expenses incurred by the GMO Trust, the Acquired Funds and the independent members of the Board of Trustees in connection with the Reorganizations.

REASONS FOR THE PROPOSED REORGANIZATIONS

The Board of Trustees of GMO Trust, including the Independent Trustees, voted to approve each Plan, and to recommend each Plan's approval to shareholders of the applicable Acquired Fund.

The Trustees of GMO Trust considered the Reorganizations at Board meetings on May 3, May 31, June 28, September 1 and September 9, 2005, and on May 17, 2006. They were informed that a principal objective of GMO and JHIMS in proposing the Reorganizations was to be able to offer each of the Acquiring Funds through the retail distribution channels maintained by JHIMS as an investment product that continues the investment objectives, policies and day-to-day portfolio management of the corresponding Acquired Fund. The Trustees of GMO Trust were also informed that the Acquiring Fund would continue the corresponding Acquired Fund's investment performance record, which is deemed to have commenced on September 16, 2005, the date on which each Acquired Fund transferred a substantial portion of its assets to another series of GMO Trust (each, a "new series").

In determining to recommend the proposed Reorganizations, the Trustees of GMO Trust were aware that each Acquiring Fund is intended to be marketed to retail investors and accordingly incurs higher fees and operating expenses than does the corresponding Acquired Fund, but they placed special emphasis on the fact that JHIMS affiliates and GMO are the only Acquired Fund shareholders.

In addition, the Trustees considered the following:

     o that JHIMS and GMO will bear the expenses incurred by the Acquiring Funds and the Acquired Funds in connection with the Reorganizations;

     o that each Acquiring Fund and the corresponding Acquired Fund are managed by the same GMO portfolio management team employing a substantially identical investment program;

     o that each Acquiring Fund will indemnify each current or former shareholder or trustee of the Acquired Fund, other than GMO, against liabilities incurred in such shareholder's or trustee's capacity as such (although certain such indemnification obligations were also assumed by the new series of the GMO Trust in connection with the September 2005 asset transfer transactions referred to above), and that GMO will indemnify the series of the GMO Trust against certain liabilities; and

     o that GMO has the power to limit the aggregate amount of assets for which it serves as sub-adviser to JHIMS and affiliates, including the assets of the Acquiring Funds, and that GMO will limit the amount of those assets so as not to constrain its capacity to manage the assets of the new series of the GMO Trust.

The Board of Trustees of GMO Trust considered that JHIMS and GMO stand to benefit from the Reorganizations and therefore have potential conflicts of interest in proposing the Reorganizations. JHIMS has an opportunity to increase the Acquiring Funds' assets at a faster rate than would otherwise be possible if it began offering funds with similar objectives and no historical performance record. Such a growth in asset size benefits JHIMS by increasing its management fees and accelerating the point at which management of the Acquiring Funds is profitable to JHIMS. Similarly, the distributor of the Acquiring Funds' shares, which is an affiliate of JHIMS, would benefit from increases in its asset-based fees for providing distribution services. As subadviser to the Acquiring Funds, GMO would benefit from increased assets under management. The Board was also advised that JHIMS and GMO have entered into an overall business arrangement that both parties expect to be mutually beneficial, and the principal terms of which are described under "CONFLICTS OF INTEREST" on page 32 below.

In light of the considerations noted above, and together with other factors and information deemed relevant, the Trustees of GMO Trust determined to approve the Reorganizations. The Trustees, including the Independent Trustees, determined that each Reorganization is in the best interests of the applicable Acquired Fund and will not dilute the interests of the Acquired Fund's shareholders.

TAX CONSEQUENCES OF EACH REORGANIZATION

The following discussion assumes that each of the shareholders of an Acquired Fund is a C corporation for federal income tax purposes. Shareholders of an Acquired Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the following discussion relates only to the federal income tax consequences of the Reorganization, shareholders of an Acquired Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.

Each Reorganization will constitute a transfer to a controlled corporation as described in section 351(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Based upon this treatment of the Reorganization:

(1) Gain or loss will not be recognized by an Acquiring Fund upon the receipt of the assets of an Acquired Fund solely in exchange for the shares of such Acquiring Fund and the assumption by such Acquiring Fund of the liabilities of the Acquired Fund;

(2) Gain or loss will not be recognized by an Acquired Fund on the transfer of its assets to an Acquiring Fund in exchange for such Acquiring Fund's shares and the assumption by such Acquiring Fund of the liabilities of the Acquired Fund; however, if an Acquired Fund is entitled to make and makes a "deemed sale election" then the Acquired Fund would recognize the net gain on the transfer of its assets to an Acquiring Fund as if such assets were sold to such Acquiring Fund in exchange for consideration in the form of Acquiring Fund shares and the assumption by such Acquiring Fund of the liabilities of such Acquired Fund;

(3) Gain or loss will not be recognized by an Acquired Fund's shareholders upon the exchange of their shares of the Acquired Fund for shares of an Acquiring Fund in liquidation of the Acquired Fund; however, if an Acquired Fund is entitled to make and makes a "deemed sale election" then shareholders would be allocated any net gain recognized by the Acquired Fund resulting from this deemed sale;

(4) The aggregate tax basis of the shares of an Acquiring Fund received by each shareholder of an Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder after adjustments for gain, income, loss, deductions, including any net gain from the "deemed sale election", arising during the taxable year of the Acquired Fund ending on the Closing Date and the holding period of the shares of Acquiring Fund received by each shareholder of Acquired Fund will (1) include such shareholder's holding period for its Acquired Fund shares if the Acquired Fund does not make a "deemed sale election" or (2) will begin on the deemed sale date and will not include the period prior to the deemed sale date during which the Acquired Fund shares were held by such shareholder if the Fund is entitled to make and makes a "deemed sale election"; and

(5) The tax basis of the assets of an Acquired Fund transferred to an Acquiring Fund will be the same as the tax basis of such assets immediately prior to the Reorganization where the aggregate tax basis of the assets of an Acquired Fund transferred to an Acquiring Fund does not exceed the fair market value of such assets immediately after the acquisition; however, if an Acquired Fund is entitled to make and makes a "deemed sale election" then the tax basis of such assets will be the same as the tax basis of such assets immediately prior to the Reorganization increased by the amount of gain and decreased by the amount of loss recognized as a result of the deemed sale. If the aggregate tax basis of the assets of an Acquired Fund transferred to an Acquiring Fund exceeds the fair market value of such assets immediately after the acquisition (such excess, the "Built-In Loss") then the tax basis of such assets in the hands of the Acquiring Fund will be as follows: (1) the tax basis of each asset whose tax basis exceeds its fair market value will be that asset's tax basis immediately prior to the Reorganization reduced by that asset's proportionate share of the Built-In Loss and (2) the tax basis of each asset whose tax basis does not exceed its fair market value will be the same as that asset's tax basis immediately prior to the Reorganization. While the holding period of assets of an Acquired Fund transferred to an Acquiring Fund would generally include the period during which the assets were held by such Acquired Fund, the holding period of assets transferred to an Acquiring Fund by an Acquired Fund that makes a "deemed sale election" will begin on the deemed sale date and will not include the period prior to the deemed sale date during which the assets were held by such Acquired Fund.

The foregoing discussion assumes that each Acquired Fund is taxable as a partnership for federal income tax purposes. In the unlikely event that an Acquired Fund is not taxable as a partnership for federal income tax purposes, it could be taxable as a corporation for federal income tax purposes, in which case the proposed Reorganization should constitute a reorganization within the meaning of Section 368(a) of the Code and the Acquired Fund and Acquiring Fund should each be a "party to a reorganization" within the meaning of Section 368(b) of the Code. Shareholders of an Acquired Fund should consult their tax advisors regarding the tax consequences of the proposed Reorganization in the event that the Acquired Fund is taxable as a corporation for federal income tax purposes. Each Acquired Fund is expected to be taxable as a partnership for federal income tax purposes.

CONFLICTS OF INTEREST

The Reorganizations are expected to benefit JHIMS and GMO. JHIMS has engaged GMO as the subadviser for the Acquiring Funds. Therefore, JHIMS would benefit from the fees it receives from the Acquiring Funds and from the addition of well-managed funds with performance history to the John Hancock family of funds, while GMO would benefit from the management fees it receives from the Acquiring Funds and from John Hancock's distribution capabilities in growing the Acquiring Funds. As a result of the Reorganizations, each Acquiring Fund would continue the corresponding Acquired Fund's investment performance record, which is deemed to have commenced on September 16, 2005. In addition, John Hancock Funds, LLC, the distributor of the Acquiring Funds' shares, would benefit through the adoption of the Class A Rule 12b-1 plan.

JHIMS and GMO have entered into an overall business arrangement under which GMO has agreed not to offer investment management services to competitors of JHIMS for certain of the investment strategies GMO manages for JHIMS, subject to further conditions, for a period of up to five years. As part of this arrangement, JHIMS has agreed that under certain circumstances it (and not the Acquiring Funds or other John Hancock funds) will pay to GMO specified amounts if the GMO subadvisory agreements for certain John Hancock funds are terminated or amended in any way within a five year period from the date of effectiveness. Such amounts may total up to $15 million for any single covered John Hancock fund and up to $25 million in the aggregate. JHIMS has also agreed that, subject to its fiduciary duties as an investment adviser to each of these funds and its shareholders, it will not support or recommend to the board of trustees any termination of any GMO subadvisory agreement with respect to which the termination arrangement described above remains in effect, or any reduction in the fees payable thereunder, for a five-year period from the date of its effectiveness. No Acquiring Fund, other John Hancock fund or Acquired Fund is a party to any of these arrangements, and they are not binding upon the funds or the board of trustees of any of them. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Reorganizations and the Plans, the Board of Trustees of the Acquired Funds, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of JHIMS to GMO. However, the Board of Trustees of the Acquired Funds further considered that at the time of the Reorganizations, JHIMS affiliates and GMO will be the only shareholders of the Acquired Funds.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your Acquired Fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. On each proposal, all shareholders of an Acquired Fund, regardless of the class of shares held, will vote together as a single class. A quorum is required to conduct business at the Meeting. With respect to each Acquired Fund, the presence in person or by proxy of a majority of the outstanding shares of an Acquired Fund entitled to cast votes at the Meeting will constitute a quorum. A favorable vote of a "majority of the outstanding voting securities" of the applicable Acquired Fund is required to approve each Proposal. Under the Investment Company Act, the vote of a majority of outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the shares of the applicable Acquired Fund represented at the Meeting, if at least 50% of all outstanding shares of the Acquired Fund are represented at the Meeting, or (ii) 50% or more of the outstanding shares of the Acquired Fund entitled to vote at the Meeting.

--------------------------------------------------------------------------------
     SHARES                   QUORUM                         VOTING
--------------------------------------------------------------------------------
In General                  All shares "present"        Shares  "present" in
                            in   person   or  by        person will be voted
                            proxy  are   counted        in   person  at  the
                            towards a quorum.            Meeting.      Shares
                                                        present   by   proxy
                                                        will  be   voted  in
                                                        accordance      with
                                                        instructions.
------------------------------------------------------------------------------
Broker      Non-Vote        Considered "present"        Broker  non-votes do
(where           the        at    Meeting    for        not  count as a vote
underlying    holder        purposes of quorum.         "for"            and
has  not  voted  and                                    effectively   result
the broker  does not                                    in a vote  "against"
have   discretionary                                    Proposals  1(a)  and
authority   to  vote                                    (b).
the shares)
------------------------------------------------------------------------------
Proxy with No Voting        Considered "present"        Voted    "for"   the
Instruction   (other        at    Meeting    for        proposal.
than          Broker        purposes of quorum.
Non-Vote)
------------------------------------------------------------------------------
Vote to Abstain             Considered "present"        Abstentions  do  not
                            at    Meeting    for        constitute   a  vote
                            Broker  purposes  of        "for"            and
                            quorum.                     effectively   result
                                                        in a vote  "against"
                                                        Proposals  1(a)  and
                                                        (b).
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

INVESTMENT ADVISER

JHIMS is the investment adviser to John Hancock Funds III (the "Acquiring
Trust").

JHIMS is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210-2805. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. JHIMS is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$386 billion (US$330 billion) as of March 31, 2006.

JHIMS administers the business and affairs of the Acquiring Trust. Subject to the approval of the Board of Trustees, JHIMS also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Acquiring Trust.

JHIMS does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, JHIMS (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and
(iii) reports periodically on such performance to the Trustees of the Acquiring Trust.

The Trust relies on an order from the SEC permitting JHIMS, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Acquiring Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS to appoint a subadviser that is an affiliate of JHIMS or the Acquiring Trust (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

INVESTMENT SUBADVISER

GMO serves as subadviser to the Acquiring Funds.

GMO is a private company, founded in 1977 located at 40 Rowes Wharf, Boston, Massachusetts 02110. As of March 31, 2006, GMO and its subsidiaries managed on a worldwide basis more than $120 billion in assets for mutual funds and institutional investors, such as pension plans, endowments and foundations.

ADDITIONAL INFORMATION ABOUT EACH FUND'S BUSINESS

The following table shows where in the Acquiring Funds' prospectus you can find additional information about each Acquiring Fund.

TYPE OF INFORMATION                      HEADINGS IN PROSPECTUS
-------------------                      ----------------------

Investment objective and policies        Goal and Strategy/Main Risks

Portfolio management                     Fund Details: Management Biographies

Expenses                                 Your Expenses

Custodian                                Fund Details: Business Structure

Shares of beneficial interest            Your Account: Choosing a Share Class

Purchase of shares                       Your Account: Choosing a Share Class,
                                         How  Sales  Charges  are  Calculated,
                                         Sales Charge  Reductions and Waivers,
                                         Opening an  Account,  Buying  Shares,
                                         Transaction   Policies,    Additional
                                         Investor Services

Redemption of shares                     Your  Account:  Selling  Shares,  How
                                         Sales    Charges   are    Calculated,
                                         Transaction Policies

Dividends, distributions and taxes       Your  Account:  Dividends and Account
                                         Policies



MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACTS AND THE SUBADVISORY
AGREEMENTS

MANAGEMENT CONTRACT - ACQUIRED FUNDS

The following is a summary of the material terms of your Acquired Fund's existing management contract with GMO (the "GMO Management Contract").

     SERVICES. Under the GMO Management Contract, GMO furnishes continuously an investment program for the Acquired Funds and makes investment decisions on behalf of the Acquired Funds and places all orders for the purchase and sales of their portfolio securities. In addition to managing the investments of the Acquired Funds, GMO furnishes office space and equipment, provides bookkeeping and clerical services (excluding determination of net asset value, shareholder accounting services and fund accounting services supplied by the Acquired Funds' administrator) and pays all salaries, fees and expenses of officers and Trustees of GMO Trust who are affiliated with GMO.

     COMPENSATION. As compensation for its services rendered, for the facilities furnished and for the expenses borne by GMO under the GMO Management Contract, the Acquired Funds pay GMO a fee, computed and paid monthly, equal on an annual basis to the following percentages of the average daily net assets of each Acquired Fund, as follows:

                       FUND                                MANAGEMENT FEE
                       ----                                --------------
           GMO Small/Mid Cap Growth Fund                       0.33%
     GMO International Disciplined Equity Fund                 0.40%

     As described above, GMO has contractually agreed to reimburse each Fund for expenses through at least June 9, 2006 to the extent that the Fund's annual total operating expenses exceed the relevant percentage above of the Fund's average daily net assets. The following expenses are specifically excluded from GMO's reimbursement obligation: shareholder service fees, expenses indirectly incurred by investment in other series of the GMO Trust, fees and expenses for legal services not procured or provided by GMO for the GMO Trust, compensation and expenses of the GMO Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes.

     TERM. The GMO Management Contract continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment." The GMO Management Contract was last approved by the Board of Trustees on May 31, 2006.

     LIMITATION OF LIABILITY. The GMO Management Contract provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of GMO, or reckless disregard of its obligations and duties under the GMO Management Contract, GMO shall not be subject to any liability to GMO Trust, or to any shareholder of GMO Trust, for any act or omission in the course of, or connected with, rendering services thereunder.

     TERMINATION, CONTINUANCE AND AMENDMENT. The GMO Management Contract continues from year to year, subject to approval of its continuance at least annually by the vote of (1) the Trustees of the GMO Trust or the shareholders by the affirmative vote of a majority of the outstanding shares of the Fund, and
(2) a majority of the Trustees of the GMO Trust who are not interested persons of the Trust or of GMO, by vote cast in person at a meeting called for the purpose of voting on such approval. The GMO Management Contract may be terminated at any time, without penalty (a) by the vote of a majority of its Trustees, or by affirmative vote of a majority of the outstanding shares of the Fund, on not more than 60 days' written notice to GMO, or (b) by GMO, on not more than 60 days' written notice to the Acquired Fund. The GMO Management Contract will automatically terminate, without the payment of any penalty, in the event of its assignment.

MANAGEMENT CONTRACT - ACQUIRING FUNDS

     The following is a summary of the material terms of each Acquiring Fund's investment advisory agreement with JHIMS (the "JHIMS Management Contract").

     SERVICES. Under the terms of the JHIMS Management Contract, JHIMS administers the business and affairs of the Acquiring Fund. JHIMS is responsible for performing or paying for various administrative services for the Acquiring Fund, including providing at JHIMS' expense:

       o   office space and all necessary office facilities and equipment, and

       o individuals who are directors, officers or employees of JHIMS to serve (if duly elected or appointed) as Trustees or President of the Acquiring Fund, without remuneration from or other cost to the Acquiring Fund.

     JHIMS shall, at the Acquiring Fund's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Acquiring Fund. JHIMS shall also furnish to the Acquiring Fund, at the Acquiring Fund's expense, any personnel necessary for these functions.

     JHIMS pays the cost of any advertising or sales literature relating solely to the Acquiring Fund, including the cost of printing and mailing Prospectuses to persons other than current shareholders of the Acquiring Fund.

     In addition to providing the services described above, JHIMS selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Acquiring Fund. JHIMS monitors the compliance of such subadvisers with the investment objectives and related policies of the Acquiring Fund, and reviews the performance of such subadvisers and reports periodically on such performance to the Acquiring Fund's Board of Trustees.

     COMPENSATION. The Trust will pay JHIMS, as full compensation for all services provided under the JHIMS Management Contract with respect to each Acquiring Fund, the fee computed separately for such Fund at an annual rate as follows (the "Management Fee"):

           FUNDS AND ANNUAL PERCENTAGE RATES OF AGGREGATE NET ASSETS*

                                 BETWEEN          BETWEEN
                               $500 MILLION    $1.0 BILLION
                  FIRST            AND              AND            EXCESS OVER
              $500 MILLION     $1.0 BILLION    $2.5 BILLION OF   $2.5 BILLION OF
              OF AGGREGATE     OF AGGREGATE     AGGREGATE NET     AGGREGATE NET
PORTFOLIO      NET ASSETS       NET ASSETS         ASSETS            ASSETS
---------
Growth
Opportunities
Fund(1)....      0.80%           0.78%            0.77%             0.76%
* FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS AND CALCULATING THE MANAGEMENT FEE, THE NET ASSETS OF THE FUND AND EACH OTHER PORTFOLIO OF THE TRUST, AS INDICATED, ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THE TRUST, AND THE NET ASSETS OF EACH PORTFOLIO OF EACH OTHER FUND ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THAT FUND.

(1)      FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS, THE NET ASSETS OF:
         THE GROWTH OPPORTUNITIES FUND, A SERIES OF JOHN HANCOCK FUNDS III, THE GROWTH OPPORTUNITIES FUND, A SERIES OF JOHN HANCOCK FUNDS II AND THE GROWTH OPPORTUNITIES TRUST, A SERIES OF JOHN HANCOCK TRUST, ARE INCLUDED.

                                              BETWEEN
                                            $100 MILLION
                               FIRST            AND         EXCESS OVER
                           $100 MILLION     $1.0 BILLION   $1.0 BILLION
                           OF AGGREGATE     OF AGGREGATE   OF AGGREGATE
     PORTFOLIO              NET ASSETS       NET ASSETS     NET ASSETS
     ---------
     International
     Core Fund(1).......        0.92%           0.895%          0.88%
* FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS AND CALCULATING THE MANAGEMENT FEE, THE NET ASSETS OF THE FUND AND EACH OTHER PORTFOLIO OF THE TRUST, AS INDICATED, ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THE TRUST, AND THE NET ASSETS OF EACH PORTFOLIO OF EACH OTHER FUND ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THAT FUND.

(1)      FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS, THE NET ASSETS OF:
         THE INTERNATIONAL CORE FUND, A SERIES OF JOHN HANCOCK FUNDS III, THE INTERNATIONAL STOCK FUND, A SERIES OF JOHN HANCOCK FUNDS II, AND THE INTERNATIONAL STOCK TRUST, A SERIES OF JOHN HANCOCK TRUST, ARE INCLUDED.

     Because the Acquiring Funds are not yet operational and do not expect to be operational until the consummation of the reorganization, the Funds have not paid management fees to JHIMS in the past.

     From time to time, JHIMS may reduce its fee or make other arrangements to limit the Acquiring Fund's expenses to a specified percentage of average daily net assets. JHIMS retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

     JHIMS has agreed contractually to waive fees or reimburse each Acquiring Fund an amount equal to the amount by which the Acquiring Fund's total expenses (excluding: taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Acquiring Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, fees under any agreements or plans of the Trust relating to services for shareholders, and printing and postage) exceeds its expense limit, as indicated in the table below:

     Fund                                       Expense Limit
     ----                                       -------------
     International Core Fund                          0.20%
     Growth Opportunities Fund                        0.24%

JHIMS has further agreed contractually to make a payment to Class A shares of each Acquiring Fund in an amount equal to the amount by which the expenses attributable to such class of shares of the Acquiring Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Acquiring Fund's business and fees under any agreement or plans of the Acquiring Fund dealing with services for shareholders and others with beneficial interests in shares of the Acquiring Fund) exceeds the percentage of average annual net assets (on an annualized basis):

                Acquiring Fund                      Class A
                --------------                      -------
          International Core Fund                   1.700%
          Growth Opportunities Fund                 1.540%

     TERM. Each JHIMS Management Contract was approved by the Board and the Fund's initial shareholders on August 23, 2005 and will remain in effect for two years. Thereafter, the JHIMS Management Contract will continue in effect from year to year, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

     LIMITATION OF LIABILITY. The JHIMS Management Contract provides that JHIMS is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JHIMS in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable Agreement.

     TERMINATION, CONTINUANCE AND AMENDMENT. Except as described above, the JHIMS Management Contract continues from year to year subject to annual approval of its continuance by a majority of the independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and annual approval by either (a) the Fund's Trustees, or (b) by a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. The contract may be terminated at any time without penalty by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of the Fund, or on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. The contract will automatically terminate, without payment of any penalty, in the event if its "assignment" (as defined in the Investment Company Act).

     USE OF NAME "JOHN HANCOCK." Under the JHIMS Management Contract, an Acquiring Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the JHIMS Management Contract or any extension, renewal or amendment thereof remains in effect. If the JHIMS Management Contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with JHIMS. In addition, JHIMS or John Hancock Life Insurance Company (U.S.A.) may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

SUBADVISORY AGREEMENT - ACQUIRING FUNDS

     GMO will serve as subadviser to the Acquiring Funds pursuant to subadvisory agreements among each Acquiring Fund, JHIMS and GMO (each, a "Subadvisory Agreement"). The following is a summary of certain of the material terms of each Subadvisory Agreement.

     SERVICES. Under each Subadvisory Agreement, subject always to the control of the Trustees of the Acquiring Trust, GMO, at its own expense, will furnish continuously an investment program for each Acquiring Fund and will make investment decisions on behalf of each Acquiring Fund and place all orders for the purchase and sale of portfolio securities and all other investments. GMO will allocate all facilities and personnel necessary for the conduct of its duties under each Subadvisory Agreement.

     COMPENSATION. JHIMS will pay to GMO, as full compensation for all services provided under the Subadvisory Agreement with respect to each Acquiring Fund, the fee computed separately for such Fund at an annual rate as follows:

           FUNDS AND ANNUAL PERCENTAGE RATES OF AGGREGATE NET ASSETS*

                                                BETWEEN          BETWEEN
                              $500 MILLION    $1.0 BILLION
                 FIRST            AND              AND           EXCESS OVER
             $500 MILLION     $1.0 BILLION   $2.5 BILLION OF   $2.5 BILLION OF
             OF AGGREGATE     OF AGGREGATE   AGGREGATE NET      AGGREGATE NET
PORTFOLIO     NET ASSETS       NET ASSETS    ASSETS                ASSETS
---------
Growth
Opportunities
Fund(1)......    0.35%           0.33%            0.32%             0.31%
* FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS AND CALCULATING THE SUBADVISORY FEE, THE NET ASSETS OF THE FUND AND EACH OTHER PORTFOLIO OF THE TRUST, AS INDICATED, ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THE TRUST, AND THE NET ASSETS OF EACH PORTFOLIO OF EACH OTHER FUND ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THAT FUND.

(1) FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS, THE NET ASSETS OF THE GROWTH OPPORTUNITIES FUND, A SERIES OF JOHN HANCOCK FUNDS III, THE GROWTH OPPORTUNITIES FUND, A SERIES OF JOHN HANCOCK FUNDS II AND THE GROWTH OPPORTUNITIES TRUST, A SERIES OF JOHN HANCOCK TRUST, ARE INCLUDED.

                                            BETWEEN
                                          $100 MILLION
                             FIRST            AND         EXCESS OVER
                         $100 MILLION     $1.0 BILLION   $1.0 BILLION
                         OF AGGREGATE     OF AGGREGATE   OF AGGREGATE
PORTFOLIO                 NET ASSETS       NET ASSETS     NET ASSETS
---------
International
Core Fund(1).......         0.47%           0.445%          0.43%
* FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS AND CALCULATING THE SUBADVISORY FEE, THE NET ASSETS OF THE FUND AND EACH OTHER PORTFOLIO OF THE TRUST, AS INDICATED, ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THE TRUST, AND THE NET ASSETS OF EACH PORTFOLIO OF EACH OTHER FUND ARE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE PREVIOUS BUSINESS DAY OF THAT FUND.

(1)      FOR PURPOSES OF DETERMINING AGGREGATE NET ASSETS, THE NET ASSETS OF:
         THE INTERNATIONAL CORE FUND, A SERIES OF JOHN HANCOCK FUNDS III, THE INTERNATIONAL STOCK FUND, A SERIES OF JOHN HANCOCK FUNDS II, AND THE INTERNATIONAL STOCK TRUST, A SERIES OF JOHN HANCOCK TRUST, ARE INCLUDED.

     LIMITATION OF LIABILITY. The Subadvisory Agreement provides that, in the absence of willful misconduct, bad faith or gross negligence on the part of GMO, or reckless disregard of its obligations and duties thereunder, GMO, including its officers, directors, employees and members, shall not be subject to any liability to JHIMS, the Acquiring Trust, the Acquiring Funds, or to any shareholder, officer, director or trustee thereof, for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

     TERM; TERMINATION, CONTINUANCE AND AMENDMENT. The Subadvisory Agreement shall continue in full force and effect as to each Acquiring Fund for a period of five years from the date on which it is fully executed by all parties thereto (the "Effective Date"). Notwithstanding the foregoing, if (i) the Trustees of the Acquiring Trust or the shareholders by the affirmative vote of a majority of the outstanding shares of the Acquiring Fund, and (ii) a majority of the Trustees of the Acquiring Trust who are not interested persons of the Acquiring Trust or of JHIMS or of GMO, by vote cast in person at a meeting called for the purpose of voting on such approval, do not specifically approve at least annually the continuance of the Subadvisory Agreement, then the Subadvisory Agreement shall automatically terminate at the close of business on the second anniversary of the Effective Date, or upon the expiration of one year from the effective date of the last such continuance, whichever is later. The Subadvisory Agreement may continue in effect following the fifth anniversary of the Effective Date so long as such continuance is approved in accordance with applicable law. The Acquiring Trust may at any time terminate the Subadvisory Agreement without penalty upon 60 days prior written notice to JHIMS and GMO by either (i) vote of a majority of its Trustees, or (ii) affirmative vote of a majority of the outstanding shares of the Acquiring Fund. Either JHIMS or GMO may at any time terminate the Subadvisory Agreement without penalty by at least 60 days' written notice to the other party and the Acquiring Fund. The Subadvisory Agreement terminates automatically without penalty in the event of its assignment or in the event that the JHIMS Management Contract has terminated for any reason.

DISTRIBUTION CONTRACTS

     Class III shares of the Acquired Funds are not currently subject to 12b-1 fees.

     The Acquiring Funds' Trustees adopted Distribution Plans for their Class A Shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because the 12b-1 fees payable under the Plans are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

     COMPENSATION AND SERVICES. Under the Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares of the Fund's average daily net assets attributable to Class A shares. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to Class A shares. The distribution fees will be used to compensate John Hancock Funds, LLC for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to selling firms and others (including affiliates of John Hancock Funds, LLC) engaged in the sale of Acquiring Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Acquiring Fund shares. The service fees will be used to compensate selling firms and others for providing personal and account maintenance services to shareholders.

     Each Acquiring Fund pays, and will continue to pay, a management fee to JHIMS pursuant to the JHIMS Management Contract. JHIMS may use its management fee revenue, as well as its past profits or its other resources from any other source, to make payments with respect to any expenses incurred in connection with the distribution of shares. To the extent that the payment of management fees by the Fund to JHIMS should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the meaning of Rule 12b-1, then such payment shall be deemed to be authorized by the appropriate 12b-1 Plan.

     TRUSTEE APPROVAL AND OVERSIGHT. The Plans were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Acquiring Funds and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans. Pursuant to these Plans, at least quarterly, John Hancock Funds, LLC will provide the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

     TERM AND TERMINATION. The Plans provide that they will continue in effect only so long as each Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, LLC. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. Class A shareholders have exclusive voting rights with respect to the Plan applicable to their class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

     JOINT EXPENDITURES. Amounts paid to John Hancock Funds, LLC by any class of shares of the Acquiring Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Acquiring Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

FINANCIAL HIGHLIGHTS

Each Acquiring Fund is newly organized and has no performance history or operations of its own as of the date of this Proxy Statement/Prospectus. After the Reorganizations, which are subject to shareholder approval, each Acquiring Fund, as the successor to the corresponding Acquired Fund, will assume and publish the operating history and performance record of its respective Acquired Fund, which for these purposes commenced on September 16, 2005. Audited and unaudited financial information for each Acquired Fund is included in the current prospectus for that Fund, which is incorporated by reference into this Proxy Statement/Prospectus, and in its most recent annual report to shareholders, which are incorporated by reference into the SAI.

INFORMATION CONCERNING THE MEETING

SOLICITATION OF PROXIES

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, by electronic mail or in person by the Trustees, officers and employees of your Acquired Fund, by personnel of your Acquired Fund's investment adviser, GMO, and your Acquired Fund's transfer agent, Investors Bank & Trust Company or by broker-dealer firms. JHIMS has agreed to provide proxy solicitation services to your Acquired Fund at no cost.

REVOKING PROXIES

An Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o  By filing a written notice of revocation with the Clerk of the Trust, or

     o By returning a duly executed proxy with a later date before the time of the Meeting, or

     o If a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your Acquired Fund (without complying with any formalities) at any time before it is voted.

Being at the Meeting alone does not revoke a previously executed and returned proxy.

OUTSTANDING SHARES

Only shareholders of record on June 1, 2006 (the "record date") are entitled to notice of and to vote at the Meeting. As of the record date, the following number of shares of each Acquired Fund was outstanding.

                                                     SHARES OUTSTANDING
ACQUIRED FUND                                       (AS OF JUNE 1, 2006)
-------------                                       --------------------
GMO Small/Mid Cap Growth Fund...................             81,480.315
GMO International Disciplined Equity Fund.......            462,580.844

OTHER BUSINESS

Your Acquired Fund's Board of Trustees knows of no business to be presented for consideration at the Meeting other than Proposals 1(a) and (b). If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

ADJOURNMENTS

In the event that a quorum is not present and/or sufficient votes in favor of any of the proposals set forth in the Notice of Special Meeting are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods to permit further solicitation of proxies with respect to any of such proposals. Any such adjournments will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned, as required by the Amended and Restated Agreement and Declaration of Trust and the Amended and Restated By-Laws. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of such proposals. They will vote against any such adjournment those proxies required to be voted against such proposals. The Trust pays the costs of any additional solicitation and of any adjourned session. Any proposals for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposals.

SHAREHOLDERS' PROPOSALS

Your Acquired Fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal, in writing, so that it is received by your Acquired Fund within a reasonable time before any meeting. If the Reorganization is completed, your Acquired Fund will not hold another shareholder meeting.

NO APPRAISAL RIGHTS

If the Reorganization of your Acquired Fund is approved at the Meeting, shareholders of your Acquired Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supersede state law to any extent such state law would otherwise apply. Shareholders of your Acquired Funds, however, have the right to redeem their Fund shares until the Closing Date of the Reorganizations.

OWNERSHIP OF SHARES OF THE FUNDS

     To the knowledge of your Acquired Fund, as of June 1, 2006, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the Acquired Funds. No shares of the Acquiring Funds, other than seed investments, were outstanding as of that date.


                                                                                                         PERCENT OF
                                                                                                          THE CLASS
                                                                                            % OF           HELD BY
FUND/CLASS                                                                                OWNERSHIP*     SHAREHOLDER
GMO SMALL/MID CAP GROWTH FUND - CLASS III
   John Hancock Life Insurance Company (U.S.A.)                                             88.98%          88.98%
   John Hancock Life Insurance Company                                                       9.89%           9.89%

GMO INTERNATIONAL DISCIPLINED EQUITY FUND - CLASS III
   John Hancock Life Insurance Company (U.S.A.)                                             89.88%          89.88%
   John Hancock Life Insurance Company                                                       9.99%           9.99%

* Percentage ownership also represents pro-forma percentage ownership of the corresponding Acquiring Fund.

As of June 1, 2006, the trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Acquired Fund.

EXPERTS


     The audited financial statements and financial highlights of each Acquired Fund for the period ended February 28, 2006 are incorporated by reference into this Proxy Statement and Prospectus. The financial statements and financial highlights for the period ended February 28, 2006 for each Acquired Fund have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as stated in their reports therein. Such financial statements and financial highlights are incorporated herein by reference in reliance on such reports given the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

     The Acquired Funds are and the Acquiring Funds will be subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and will file reports, proxy statements and other information with the SEC. These reports, proxy statements, and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 100 F Street NE, Washington, D.C. 20549-0102. Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street NE, Washington, D.C. 20549-0102, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                      INVESTMENT COMPANY ACT FILE NO. 811-21777

                                                                       EXHIBIT A
                                                                       ---------


                                FORM OF AGREEMENT

     THIS AGREEMENT (the "Agreement") is made as of this ____ day of __________, 2006, by and between John Hancock Funds III, a Massachusetts business trust, with its principal place of business at 601 Congress Street, Boston, Massachusetts 02210 (the "Acquiring Fund Trust"), with respect to its [name of JH fund] series (the "Acquiring Fund"), and GMO Trust, a Massachusetts business trust, with its principal place of business at 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Selling Fund Trust"), with respect to its [name of GMO fund] (the "Selling Fund").

     The transactions contemplated by this agreement (the "Transactions") will consist of (i) the transfer of all of the assets and liabilities of the Selling Fund in exchange solely for Class A shares of beneficial interest, without par value, of the Acquiring Fund (the "Acquiring Fund Shares"), and (ii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company, and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the trustees of the Acquiring Fund Trust have approved the exchange by the Acquiring Fund of Acquiring Fund Shares for all of the assets and liabilities of the Selling Fund on the terms and conditions herein set forth;

     WHEREAS, the trustees of the Selling Fund Trust have approved the exchange by the Selling Fund of all of its assets and all of its liabilities for Acquiring Fund Shares on the terms and conditions herein set forth;

     WHEREAS, the Acquiring Fund is not hereby acquiring, and the Selling Fund is not hereby transferring, liabilities of the Selling Fund (other than liabilities identified in accordance with paragraph 4.1(j) below) relating to or arising out of actions, omissions, or Selling Fund operations occurring on or prior to the Contribution Date (as defined herein), which have been previously transferred by the Selling Fund to, and assumed by, another party;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

    TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND
                   SHARES AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund, subject to all of the Selling Fund's liabilities as set forth in paragraph 1.2. The Acquiring Fund agrees to acquire and assume these assets and liabilities and, in exchange therefor, to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS AND LIABILITIES OF THE SELLING FUND. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including without limitation all cash, securities, commodities, interests in derivative instruments and dividends or interest receivables, that are owned by the Selling Fund, originals or copies of all books and records of the Selling Fund, and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date. The Acquiring Fund shall acquire these assets and shall assume all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature, including without limitation those reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The parties agree that the assets to be acquired pursuant to this Agreement shall not include, nor shall anything herein be construed to grant to the Acquiring Fund or to the Acquiring Fund Trust, any right to use the name "GMO" or any derivative thereof, any trade name, trademark, trade device, service mark, symbol or logo associated with those names.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and derivative instruments, the declaration and payment of ordinary-course dividends and distributions, and the payment of its normal operating expenses. For purposes of this paragraph, a decline in the net asset value of the Selling Fund shall not constitute a material change in its financial position.

     1.3 INDEMNIFICATION. The parties hereby agree to the following indemnification obligations:

         (a) The Selling Fund shall indemnify and hold harmless the Acquiring Fund Trust and the Acquiring Fund and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the

"Acquiring Group") from and against any and all claims, losses, judgments, liabilities, settlements, fines, penalties, interest costs and expenses (including all reasonable attorney's fees and disbursements whether incurred in resolving indemnification issues between or among parties to this Agreement or in defending third-party claims, and collectively with such claims, etc., "Losses") that result from, arise out of or in connection with any breach or alleged breach of any representation, warranty or covenant of the Selling Fund contained in this Agreement. Any member of the Acquiring Group with an indemnification claim for Losses hereunder shall notify the Selling Fund in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

         (b) The Acquiring Fund shall indemnify and hold harmless the Selling Fund Trust and the Selling Fund and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Selling Group") from and against any and all Losses that result from, arise out of or in connection with any breach or alleged breach of any representation, warranty or covenant of the Acquiring Fund contained in this Agreement. Any member of the Selling Group with an indemnification claim for Losses hereunder shall notify the Acquiring Fund in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

         (c) Without limiting the foregoing, the Acquiring Fund shall (i) indemnify each current or former trustee of the Selling Fund Trust against all liabilities and expenses incurred by such trustee, and to advance related expenses in each case, in the manner and to the extent that such liabilities and expenses would have been indemnified or advanced under the Selling Fund Trust's Declaration of Trust and By-Laws, and (ii) indemnify each current or former shareholder of the Selling Fund, other than Grantham, Mayo, Van Otterloo & Co. LLC in its capacity as shareholder, against all liabilities and expenses incurred in its capacity as such.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph l.l; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement

(as defined in paragraph 4.1(o)) distributed to shareholders of the Selling
Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4, and shall cease to operate as a series of an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be the sum of the amounts determined in respect of each class of the Selling Fund by multiplying the shares outstanding of such class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of Class A shares of the Acquiring Fund determined in accordance with paragraph
2.2. Holders of each class of Selling Fund shares will receive Class A shares of the Acquiring Fund.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by [Investors Bank & Trust Company / Brown Brothers Harriman & Co.] in accordance with its regular practice in pricing the shares and assets of the Selling Fund.

                                  ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Transactions (the "Closing") shall take place on or about June __, 2006 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Selling Fund Trust; or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. Investors Bank & Trust Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. [John Hancock Signature Services, Inc.], as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause [John Hancock Signature Services, Inc.] to issue and deliver a confirmation to the Secretary of the Selling Fund Trust evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. As of the date indicated below or, if no such date is indicated, as of both the date hereof and the Closing Date, the Selling Fund represents and warrants to the Acquiring Fund as follows:

         (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

         (b) The Selling Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified and where failure to do so would subject it to any material liability or disability, and it has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as currently being conducted.

         (c) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, is in full force and effect.

         (d) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act, and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

         (f) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph
1.2 hereof.

         (g) Except as otherwise disclosed in writing to the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         (h) The audited financial statements of the Selling Fund at February 28, 2006 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

         (i) Since February 28, 2006 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Acquiring Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

         (j) In connection with a contribution of assets on September 16, 2005 (the "Contribution Date"), the Selling Fund has transferred to another registered investment company or series thereof all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature (EXCLUDING certain identified liabilities set forth on Schedule 4.1(j) hereto, but INCLUDING any indemnification and cost advancement obligations under the Selling Fund's Declaration of Trust or By-Laws) that relate to or arise out of actions, omissions, or Selling Fund operations occurring on or prior to the Contribution Date.

         (k) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

         (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund.

         (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

         (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

         (o) As of the date of this Agreement, the Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby.

As of the date of the Prospectus/Proxy Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         (p) The Selling Fund has provided the Acquiring Fund with such daily calculations of its net asset value as the Acquiring Fund has reasonably requested, and all such calculations as reported and presented to the Acquiring Fund have been prepared in accordance with the applicable requirements of the 1940 Act, SEC rules and NASD rules.

         (q) For federal income tax purposes, the Selling Fund is and has been classified as either a disregarded entity or a partnership or a publicly traded partnership since the effective date indicated in its filing of IRS Form 8832 (the "Election Date"). For all tax periods ending on or before the Election Date, the Selling Fund was classified for federal income tax purposes as a corporation that qualified to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Selling Fund filed all income tax returns and other material returns required to have been filed for periods on or before the Election Date, paid all taxes shown as due on such returns or otherwise made provision for the payment of such taxes. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns. For federal income tax purposes, none of the tax attributes of the Selling Fund existing on or prior to the Election Date survived in the Selling Fund after the Election Date.

         (r) The Selling Fund has withheld and paid to the proper taxing authority all taxes required to be withheld. The Selling Fund has no current liability for taxes. The Selling Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement.

         (s) The assets of Selling Fund satisfy the diversification test described in Section 851(b)(3) of the Code.

         (t) The Selling Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

         (u) The Selling Fund has not participated in or cooperated with, nor will it participate in or cooperate with, an international boycott within the meaning of Section 999 of the Code.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. As of the date indicated below or, if no such date is indicated, as of both the date hereof and the Closing Date, the Acquiring Fund represents and warrants to the Selling Fund as follows:

         (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

         (b) The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified and where failure to do so would subject it to any material liability or disability, and it has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as currently being conducted.

         (c) The Acquiring Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         (d) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

         (f) Except as otherwise disclosed in writing to the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

         (g) The Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will distribute in each such year all net investment income and realized capital gains.

         (h) At the time of the Transactions, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Transactions, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

         (i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

         (j) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

         (k) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

         (l) As of the date of the Prospectus/Proxy Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         (m) The Acquiring Fund agrees to use best efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

                            COVENANTS OF THE PARTIES

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions. Without limiting the foregoing, each of the Acquiring Fund and the Selling Fund will maintain errors and omissions insurance prior to and including the Closing Date.

     5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 REDEMPTION CREDITS. Neither the Acquiring Fund nor the Acquiring Fund Trust will seek to claim redemption credits with respect to any redemptions of Selling Fund shares through the Closing Date for purposes of any filing on Form 24F-2 or otherwise pursuant to Section 24 of the 1940 Act or Rule 24f-2 thereunder. It is the understanding of the parties that the Selling Fund Trust intends to claim any such redemption credits as an offset to subscriptions in one or more other series of the Selling Fund Trust.

     5.6 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Selling Fund as of the Closing Date setting forth the net asset value of the Acquired Assets as of such date, which statement shall be prepared in accordance with GAAP consistently applied.

     5.7 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the satisfaction or waiver of the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Kirkpatrick & Lockhart Nicholson Graham LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in form and substance reasonably satisfactory to the Selling Fund, to the following effects:

         (a) The Acquiring Fund is a separate investment series of a business trust duly formed and validly existing under the laws of The Commonwealth of Massachusetts, and has filed the necessary certificates required to be filed with the Massachusetts Secretary of State under Chapter 182 of the General Laws of The Commonwealth of Massachusetts and paid all necessary fees due thereon, and has the power to own all of its properties and assets and, to such counsel's knowledge, to carry on its business as presently conducted.

         (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally, to limitations on indemnification rights under federal or state securities laws, and to general equity principles.

         (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable (except that under certain circumstances shareholders of a Massachusetts business trust may be held personally liable for obligations of the trust), and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

         (e) The Registration Statement, to such counsel's knowledge, is effective and no stop order under the 1933 Act pertaining thereto has been issued by the Commission, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities or blue sky laws.

         (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, (i) result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking, in each case listed as an exhibit to the registration statement of the Acquiring Fund Trust in effect as of the Closing Date, and to which the Acquiring Fund is a party or by which it or any of its properties may be bound, or (ii) result in the acceleration of any obligation or the imposition of any penalty under any agreement listed as an exhibit to the registration statement of the Acquiring Fund Trust in effect as of the Closing Date, and to which the Acquiring Fund is a party or by which it is bound, or (iii) to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any judgment or decree to which the Acquiring Fund is a party or by which it is bound.

         (g) The execution and delivery by the Acquiring Fund of this Agreement does not, and the performance by the Acquiring Fund of its obligations hereunder will not, result in any violation of any United States federal or Massachusetts law, or any rule or regulation issued thereunder.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Kirkpatrick & Lockhart Nicholson Graham LLP appropriate to render the opinions expressed therein and as shall be reasonably satisfactory to the Selling Fund.

                                  ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the satisfaction or waiver of the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the federal income tax bases of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Ropes & Gray LLP, counsel to the Selling Fund, in form and substance reasonably satisfactory to the Acquiring Fund, to the following effects:

         (a) The Selling Fund is a separate investment series of a business trust duly formed and validly existing under the laws of The Commonwealth of Massachusetts, and has filed the necessary certificates required to be filed with the Massachusetts Secretary of State under Chapter 182 of the General Laws of The Commonwealth of Massachusetts and paid all necessary fees due thereon, and has the power to own all of its properties and assets and, to such counsel's knowledge, to carry on its business as presently conducted.

         (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally, to limitations on indemnification rights under federal or state securities laws, and to general equity principles.

         (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities or blue sky laws.

         (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, (i) result in a violation of the Selling Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking, in each case listed as an exhibit to the registration statement of the Selling Fund Trust in effect as of the Closing Date, and to which the Selling Fund is a party or by which it or any of its properties may be bound, or (ii) result in the acceleration of any obligation or the imposition of any penalty under any agreement listed as an exhibit to the registration statement of the Selling Fund Trust in effect as of the Closing Date, and to which the Selling Fund is a party or by which it is bound, or (iii) to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any judgment or decree to which the Selling Fund is a party or by which it is bound.

         (f) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that under certain circumstances shareholders of a Massachusetts business trust may be held personally liable for obligations of the trust).

         (g) The execution and delivery by the Selling Fund of this Agreement does not, and the performance by the Selling Fund of its obligations hereunder will not, result in any violation of any United States federal or Massachusetts law, or any rule or regulation issued thereunder.

     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein and as shall be reasonably satisfactory to the Acquiring Fund.

                                  ARTICLE VIII

         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, all expenses in connection with or arising out of the transactions contemplated by this Agreement incurred by the Selling Fund will be borne by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"), and all expenses of the transactions contemplated by this Agreement incurred by the Acquiring Fund will be borne by John Hancock Advisers, LLC ("Hancock"), in each case, whether incurred before or after the date of this Agreement. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees. Furthermore, the parties understand that the terms of any expense allocation referenced in this Article IX are subject to, and may be altered by, any existing or future agreements between or among the parties, GMO and Hancock, as applicable.

                                   ARTICLE X

                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES, ETC.

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties, other than any existing or future agreements contemplated by paragraph 9.1.

     10.2 Except for the indemnification covenants in paragraph 1.3, which shall survive, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

         (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective trustees or officers, to the other party, but each shall bear the expenses incurred by it incidentally to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                  ARTICLE XII

                                  AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the Selling Fund Trust and the Acquiring Fund Trust; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and the trustees (as trustees but not individually or personally) acting from time to time under organizational documents filed in The Commonwealth of Massachusetts, which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust or, as the case may be, the Selling Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                       JOHN HANCOCK FUNDS III, ON BEHALF OF [JOHN HANCOCK] FUND


                       By:_____________________________________
                            Name:
                            Title:


                       GMO TRUST, ON BEHALF OF [GMO FUND]


                       By:______________________________________
                             Name:
                             Title:

                                 Schedule 4.1(j)

                              Retained Liabilities
                              --------------------


The following table sets forth identified liabilities of the Selling Fund that were not transferred to, or assumed by, another investment company or series thereof on the Contribution Date (values as of the Contribution Date):

                  [**TO INSERT TABLE**]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 2006


                          GMO SMALL/MID CAP GROWTH FUND
                    GMO INTERNATIONAL DISCIPLINED EQUITY FUND
                            (each an "Acquired Fund")

                                       AND

                            GROWTH OPPORTUNITIES FUND
                             INTERNATIONAL CORE FUND
                           (each, an "Acquiring Fund")

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated June 1, 2006), which covers Class A shares of the Acquiring Funds, each a recently created series of John Hancock Funds III, to be issued in exchange for shares of the corresponding Acquired Fund, each a series of GMO Trust. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

TABLE OF CONTENTS

                                                                          Page

INTRODUCTION...............................................................3
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...........................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS...........................3
         Fund History......................................................3
         Description of the Funds and their Investment Risks...............3
         Management of the Fund............................................3
         Control Persons and Principal Holders of Securities...............4
         Investment Advisory and Other Services............................4
         Portfolio Managers................................................4
         Brokerage Allocation and Other Practices..........................4
         Capital Stock and Other Securities................................4
         Purchase, Redemption and Pricing Of Shares........................4
         Taxation of the Fund..............................................4
         Underwriters......................................................4
         Calculation of Performance Data...................................4
         Financial Statements..............................................4
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS............................5
         Fund History......................................................5
         Description of the Funds and their Investment Risks...............5
         Management of the Fund............................................5
         Control Persons and Principal Holders of Securities...............5
         Investment Advisory and Other Services............................5
         Portfolio Managers................................................5
         Brokerage Allocation and Other Practices..........................5
         Capital Stock and Other Securities................................5
         Purchase, Redemption and Pricing of Shares........................5
         Taxation of The Fund..............................................5
         Underwriters......................................................6
         Calculation of Performance Data...................................6
         Financial Statements..............................................6

INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated June 1, 2006 (the "Proxy Statement and Prospectus") relating to the proposed reorganizations of the Acquired Funds, each a series of GMO Trust, into the Acquiring Funds, each a recently created series of John Hancock Funds III, and in connection with the solicitation by the management of the Acquired Funds of proxies to be voted at the Meeting of Shareholders of the Acquired Funds to be held on June 8, 2006.

EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information dated June 30, 2005, as supplemented, of the GMO Trust (File Nos. 811-4347 and 2-98772) relating to the Acquired Funds, as filed with the Securities and Exchange Commission on July 1, 2005 and August 26, 2005 (Accession Nos. 0000950135-05-003662 and 0000950135-05-004996) is incorporated herein by reference.

2. The Statement of Additional Information of John Hancock Funds III dated September 2, 2005 (File Nos. 811-21777 and 333-125838) relating to the Acquiring Funds, as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776) is
         incorporated herein by reference.

3. The combined Annual Report to Shareholders of the GMO Trust for the fiscal year ended February 28, 2006 (File No. 811-04347) relating to the Acquired Funds, as filed with the Securities and Exchange Commission on May 12, 2005 (Accession No. 0000897436-06-000183), is
         incorporated herein by reference.

4. The combined Semi-Annual Report to Shareholders of the GMO Trust for the period ended August 31, 2005 (File No. 811-04347) relating to the Acquired Funds, as filed with the Securities and Exchange Commission on October 28, 2006 (Accession No. 0000897436-05-000460) is incorporated herein by reference.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

FUND HISTORY

     For additional information about the Acquiring Funds generally and their history, see "Organization of the Funds" in the Acquiring Funds' SAI.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENT RISKS

     For additional information about the Acquiring Funds' investment objectives, policies, risks and restrictions, see "Investment Objective and Policies," "Use of Derivatives" and "Investment Restrictions" in the Acquiring Funds' SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Funds, see "Those Responsible for Management" in the Acquiring Funds' SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Funds' SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquiring Funds' SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Portfolio Managers" in the Acquiring Funds' SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Funds' brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Funds' SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquiring Funds, see "Description of Fund Shares" in the Acquiring Funds' SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Funds, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquiring Funds' SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Funds, see "Taxes" in the Acquiring Funds' SAI.

UNDERWRITERS

     For additional information about the Acquiring Funds' principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquiring Funds' SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of the Acquiring Funds, see "Those Responsible for Management" in the Acquiring Funds' SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquiring Funds' SAI.

                                       -4

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS

FUND HISTORY

     For additional information about the Acquired Funds generally and their history, see "Description of the Trust and Ownership of Shares" in the Acquired Funds' SAI.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENT RISKS

     For additional information about the Acquired Funds' investment objectives, policies, risks and restrictions, see "Investment Objectives and Policies," "Fund Investments," "Descriptions and Risks of Fund Investments," "Uses of Derivatives," "Tracking Error," "Investment Restrictions" and "Performance Objectives" in the Acquired Funds' SAI, and the Supplement.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Funds, see "Management of the Trust" in the Acquired Funds' SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Beneficial Owners of 5% or More of the Funds' Shares" in the Acquired Funds' SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services" in the Acquired Funds' SAI.

PORTFOLIO MANAGERS

     For additional information, see "Investment Advisory and Other Services" in the Acquired Funds' SAI, and the Supplement.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Funds' brokerage allocation practices, see "Portfolio Transactions" in the Acquired Funds' SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquired Funds, see "Proxy Voting Policies and Procedures," "Disclosure of Portfolio Holdings," "Description of the Trust and Ownership of Shares," "Multiple Classes," "Voting Rights," "Shareholder and Trustee Liability" and "Other Matters" in the Acquired Funds' SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Funds, see "Determination of Net Asset Value" and
"Distributions" in the Acquired Funds' SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Funds, see "Taxes" in the Acquired Funds' SAI.

                                       -5

UNDERWRITERS

     For additional information about the Acquired Funds' principal underwriter and distribution plans, see "Investment Advisory and Other Services" in the Acquired Funds' SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of the Acquired Funds, see "Management of the Trust" in the Acquired Funds' SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquired Funds' SAI.

                                       -6

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Funds III (the "Registrant") on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776), which information is incorporated herein by reference.


ITEM 16.  EXHIBITS

(1)       Amended and Restated Declaration of Trust dated August 12, 2005    (1)

(2)       By-Laws dated June 9, 2005                                         (2)

(3)       Not applicable

(4)       Form of Agreement                                                  (3)

(5)       Reference is made to exhibits (1) and (2) hereof

(6)(a)    Advisory Agreement between John Hancock Funds III and John
          Hancock Investment Management Services, LLC                        (1)

(6)(b)    Subadvisory Agreement between John Hancock Investment
          Management Services, LLC and  Grantham, Mayo, Van Otterloo
          & Co. LLC relating to the International Core Fund                  (1)

(6)(c)    Subadvisory Agreement between John Hancock Investment
          Management Services, LLC and Grantham, Mayo, Van Otterloo
          & Co. LLC  relating to the Growth Opportunities Fund               (1)

(7)       Distribution Agreement between John Hancock Funds III and John
          Hancock Funds, LLC                                                 (1)

(8)       Not applicable

(9)       Custodian Agreement between John Hancock Funds III and
          State Street Bank & Trust Co.                                      (1)

(10)(a)   Class C Distribution Plan Pursuant to Rule 12b-1                   (1)

(10)(b)   Class R Distribution Plan Pursuant to Rule 12b-1                   (1)

(10)(c)   Class 1 Distribution Plan Pursuant to Rule 12b-1                   (1)

(10)(d)   Class 3 Distribution Plan Pursuant to Rule 12b-1                   (1)

(10)(e)   Class A Distribution Plan Pursuant to Rule 12b-1                   (1)

(10)(f)   Class B Distribution Plan Pursuant to Rule 12b-1                   (1)

(10)(g)   Multiple Class Plan Pursuant to Rule 18f-3                         (1)

(10)(h)   Class R Service Plan                                               (1)

(11)      Opinion and Consent of Counsel                                     (*)

(12)      Form of Opinion and Consent of Kirkpatrick & Lockhart
          Nicholson Graham LLP regarding certain tax matters discussed
          in the Combined Proxy Statement and Prospectus                  (*)(4)

(13)      Not applicable

(14)      Consent of Independent Registered Public Accounting Firm           (*)

(15)      Not applicable

(16)      Power of Attorney                                                  (*)

(17)(a)   John Hancock Funds III Code of Ethics                              (1)

(17)(b)   John Hancock Investment Management Services, LLC Code of Ethics    (1)

(17)(c)   John Hancock Funds, LLC Code of Ethics                             (1)

(17)(d)   Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics              (1)

(17)(e)   Form of Proxy Cards                                                (*)

(17)(f)   Transfer Agency Agreement                                          (1)

(17)(g)   Expense Limitation Agreement                                       (1)

(*)  Filed herewith

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on September 2, 2005
          (Accession No. 0000898432-05-000776)

(2) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on June 15, 2005 (Accession No. 0000898432-05-000492)

(3) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

(4) The Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters discussed in the Combined Proxy Statement and Prospectus will be filed by post-effective amendment.

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that a final form of the Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the 1933 Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this registration statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts on the 1st day of June, 2006.

                                                John Hancock Funds III

                                                By: /s/ Keith F. Hartstein
                                                --------------------------
                                                Name: Keith F. Hartstein
                                                Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


        SIGNATURE                         TITLE                     DATE
----------------------------   ----------------------------   ------------------

/s/ Keith F. Hartstein         President                      June 1, 2006
----------------------------   (Principal Executive
Keith F. Hartstein             Officer)

/s/ John Vrysen                Chief Financial Officer        June 1, 2006
----------------------------   (Principal Financial and
John Vrysen                    Accounting Officer)

/s/ James Oates*               Trustee                        June 1, 2006
----------------------------
James Oates

/s/ James Boyle*               Trustee                        June 1, 2006
----------------------------
James Boyle

/s/ Charles Bardelis*          Trustee                        June 1, 2006
----------------------------
Charles Bardelis

/s/ Peter Burgess*             Trustee                        June 1, 2006
----------------------------
Peter Burgess

/s/ Elizabeth Cook*            Trustee                        June 1, 2006
----------------------------
Elizabeth Cook

/s/ William Cunningham*        Trustee                        June 1, 2006
----------------------------
William Cunningham

/s/ Charles Ladner*            Trustee                        June 1, 2006
----------------------------
Charles Ladner

/s/ Hassell McClellan*         Trustee                        June 1, 2006
----------------------------
Hassell McClellan

           SIGNATURE                          TITLE                   DATE
----------------------------------    ---------------------     ----------------



*By: /s/ George Boyd
     --------------------------------------
         George Boyd
         (As Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit No.     Description

(4) Form of Agreement (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement)

(11)            Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters discussed in the Combined Proxy Statement and Prospectus.

(14)            Consent of Independent Registered Public Accounting Firm

(16)            Power of Attorney

(17)(e)         Form of Proxy Cards